UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Gregory F. Niland

Capital Group Private Client Services Funds

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Core Municipal FundSM
Capital Group Short-Term Municipal FundSM
Capital Group California Core Municipal FundSM
Capital Group California Short-Term Municipal FundSM
Capital Group Core Bond FundSM

Annual report for the year ended October 31, 2021

Research-driven
approaches to seeking
wealth preservation
and income

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax while preserving your investment.

Capital Group Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Capital Group California Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Capital Group Core Bond Fund seeks to provide you with current income while preserving your investment.

Each fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report are at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2021 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated January 1, 2022 (unaudited):

	Cumulative total returns	Average annual total returns			Gross
	1 year	5 years	10 years	Lifetime*	expense ratios

Capital Group Core Municipal Fund	1.13%	2.35%	2.37%	2.65%	0.28%
Capital Group Short-Term Municipal Fund	0.36	1.78	1.48	1.63	0.31 †
Capital Group California Core Municipal Fund	0.56	1.92	2.42	2.62	0.27
Capital Group California Short-Term Municipal Fund	0.04	1.35	1.26	1.34	0.29
Capital Group Core Bond Fund	–0.38	2.43	2.22	2.63	0.28

*	Since April 13, 2010.
†	The net expense ratio for Capital Group Short-Term Municipal Fund is 0.30%.

The investment adviser is currently reimbursing a portion of the expenses for Capital Group Short-Term Municipal Fund. This reimbursement will be in effect through at least January 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. Visit capitalgrouppcsfunds.com and capitalgroup.com for American Funds for more information.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

2	Funds’ 30-day yields and 12-month distribution rates

4	Fund reviews

Investment portfolios

9	Capital Group Core Municipal Fund

35	Capital Group Short-Term Municipal Fund

52	Capital Group California Core Municipal Fund

64	Capital Group California Short-Term Municipal Fund

70	Capital Group Core Bond Fund

82	Financial statements

105	Board of trustees and other officers

Fellow investors:

Bond indexes generally moved sideways in the 12 months ended October 31, 2021, as the fixed income market contended with shifting interest rates, heightened inflationary pressures and the shadow cast by the powerful equity market rally.

Despite the various challenges, the return of the Capital Group Core Bond Fund exceeded its benchmark by a notable margin, while results for Capital Group Private Client Services’ four municipal bond funds were comparable to their respective indices.

Beyond that, all five funds largely sidestepped a broad financial market pullback in September. Even though inflation fears caused yields to rise significantly during the month, the funds incurred only small declines. That stood in contrast to a far sharper drop in the stock market, underscoring the role that high-quality fixed income can play in preserving capital in portfolios.

Markets and economy

For the most part, bond indexes moved modestly during the year, generating either small gains or losses. Yields rose in the spring and again in the autumn — both times amid strengthening economic data and the specter of higher inflation. Beyond that, the attention-grabbing gains in the stock market overshadowed bonds throughout the year.

Fixed income was also weighed down by the expectation that the Federal Reserve would start scaling back its bond purchase program as a first step toward tighter monetary policies. Indeed, the central bank announced the launch of so-called tapering in November. However, the odds and timing of potential interest rate hikes remain highly uncertain, with any Fed action likely to depend on changing economic conditions and interest rates likely to remain low by historical standards.

On a positive note, the bond market’s reaction to the lead-up of the tapering announcement was subdued in comparison to the 2013 “taper tantrum,” when borrowing costs jumped sharply after the Fed unveiled similar plans to wind down bond purchases. In this case, policymakers telegraphed their thinking well in advance and soothed the market by indicating that they will move judiciously.

Capital Group Core Municipal Fund and Capital Group Short-Term Municipal Fund

Proposed tax increases in federal infrastructure and spending bills drove interest in tax-advantaged municipal bonds. The sector began the year fully priced after a rally in 2020, leading to tight spreads and limited yields. Nevertheless, each fund notched positive returns.

With a 0.99% return for the 12 months ended October 31, Capital Group Core Municipal Fund narrowly trailed its index, the Bloomberg Municipal Short-Intermediate 1–10 Years Index*, which gained 1.09%.

Capital Group Short-Term Municipal Fund rose 0.43%, compared to the 0.76% return for its index, the Bloomberg Municipal Short 1–5 Years Index*.

Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund

Capital Group California Core Municipal Fund returned 0.53% for the past 12 months, slightly edging out the Bloomberg California Short-Intermediate Municipal Index*, which returned 0.52%.

Capital Group California Short-Term Municipal Fund gained 0.12%, short of the 0.42% return notched by the Bloomberg California Short Municipal Index*.

Private Client Services Funds	1

Capital Group Core Bond Fund

Capital Group Core Bond Fund declined 0.60% for the period, a much better result than the Bloomberg Intermediate A+ U.S. Government/Credit Index, which dropped 1.22%.*

The investment-grade bond market was in a holding pattern for much of the past 12 months as investors positioned themselves for a less dovish Fed. Returns were further pressured by unusually high inflation. The impact was especially apparent in securities with high sensitivity to interest rate changes. The yield on the 10-year U.S. Treasury note rose to 1.55% by October 31, up nearly 70 basis points, or 7/10ths of a percentage point, from the beginning of the period.

The Capital Group Core Bond Fund fared better than its index in part because managers reduced duration early on to make the fund less sensitive to rising rates.

Market outlook

Inflation continues to cloud the outlook for bonds, with some Fed governors suggesting they’re open to more hawkish measures if consumer prices keep climbing. Several factors are contributing to inflationary pressure: consumer demand, powered by high savings and low debt levels; snarled supply chains, which have yet to fully recover from the COVID-19 pandemic; and potentially slower growth in China, which could limit manufacturing output and complicate supply chain issues.

Nevertheless, the consensus view among Capital Group economists is that heightened inflation is likely to persist into 2022. Though inflation has been more pronounced and longer lasting than the market expected earlier this year, a return to more normal environments and previous spending patterns are expected to gradually relieve pressure on global factories and supply chains.

Furthermore, as they have in recent years, yields are expected to remain low by historical standards. As the September decline in markets indicates, high-quality fixed income can help preserve capital and provide income, helping to balance portfolios in a variety of market conditions.

Thank you for your trust and continued investment.

Sincerely,

John S. Armour
President

Mark Marinella
Senior Vice President

John R. Queen
Senior Vice President

December 15, 2021

*	Index definitions can be found on page 3.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income from municipal bonds may be subject to state or local income taxes. Certain other income, as well as capital gain distributions, may be taxable. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Shown in the table below are the 30-day SEC yields and 12-month distribution rates as of November 30, 2021, for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund. The funds’ returns for the 12 months ended October 31, 2021, can be found on page 2.

For additional information about the funds, their investment results, holdings and portfolio managers, visit capitalgrouppcsfunds.com. You can also read our insights about the markets, industries and more at capitalgroup.com/pcs.

Funds’ 30-day yields and 12-month distribution rates

Below is a summary of each fund’s 30-day yield and 12-month distribution rate as of November 30, 2021. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ.

	SEC 30-day yield	Distribution rate

Capital Group Core Municipal Fund	0.62%	1.16%
Capital Group Short-Term Municipal Fund	0.40	0.84
Capital Group California Core Municipal Fund	0.43	1.02
Capital Group California Short-Term Municipal Fund	0.22	0.73
Capital Group Core Bond Fund	0.81	1.36

2	Private Client Services Funds

Results at a glance

For periods ended October 31, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

Capital Group Core Municipal Fund	0.99%	2.39%	2.39%	2.61%
Bloomberg Municipal Short-Intermediate 1–10 years Index[2]	1.09	2.39	2.49	2.74
Lipper Short-Intermediate Municipal Debt Funds Average[3]	1.11	1.84	1.93	2.11

Capital Group Short-Term Municipal Fund	0.43	1.81	1.51	1.61
Bloomberg Municipal Short 1–5 Years Index[2]	0.76	1.82	1.63	1.77
Lipper Short Municipal Debt Funds Average[3]	0.57	1.27	1.08	1.16

Capital Group California Core Municipal Fund	0.53	2.02	2.46	2.58
Bloomberg California Short-Intermediate Municipal Index[2]	0.52	2.15	2.50	2.75
Lipper California Short-Intermediate Municipal Debt Funds Average[3]	1.15	1.49	1.78	1.82

Capital Group California Short-Term Municipal Fund	0.12	1.36	1.29	1.32
Bloomberg California Short Municipal Index[2]	0.42	1.59	1.54	1.70
Lipper Short Municipal Debt Funds Average[3]	0.57	1.27	1.08	1.16

Capital Group Core Bond Fund	–0.60	2.39	2.14	2.57
Bloomberg Intermediate A+ U.S. Government/Credit Index[2]	–1.22	2.26	2.13	2.61
Lipper Short-Intermediate Investment Grade Debt Funds Average[3]	0.51	2.25	2.15	2.43

[1]	Since April 13, 2010.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[3]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Refinitiv Lipper.

Bloomberg Municipal Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. Bloomberg Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. Bloomberg California Short-Intermediate Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to 10 years. Bloomberg California Short Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to five years. Bloomberg Intermediate A+ U.S. Government/Credit Index is a market value-weighted index that tracks the total return of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to 10 years, excluding BBB-rated securities.

Private Client Services Funds	3

Capital Group Core Municipal Fund

(For the period April 13, 2010, through October 31, 2021, with dividends reinvested)

How a hypothetical $10,000 investment has grown

*	Bloomberg Municipal Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
†	Includes capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a hypothetical $1,000 investment

For periods ended October 31, 2021

	1 year	5 years	10 years

Capital Group Core Municipal Fund	0.99%	2.39%	2.39%

4	Private Client Services Funds

Capital Group Short-Term Municipal Fund

(For the period April 13, 2010, through October 31, 2021, with dividends reinvested)

How a hypothetical $10,000 investment has grown

*	Bloomberg Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
†	Includes capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to the fund’s most recent prospectus for details.

Average annual total returns based on a hypothetical $1,000 investment

For periods ended October 31, 2021

	1 year	5 years	10 years

Capital Group Short-Term Municipal Fund	0.43%	1.81%	1.51%

Private Client Services Funds	5

Capital Group California Core Municipal Fund

(For the period April 13, 2010, through October 31, 2021, with dividends reinvested)

How a hypothetical $10,000 investment has grown

*	Bloomberg California Short-Intermediate Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
†	Includes capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a hypothetical $1,000 investment

For periods ended October 31, 2021

	1 year	5 years	10 years

Capital Group California Core Municipal Fund	0.53%	2.02%	2.46%

6	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

(For the period April 13, 2010, through October 31, 2021, with dividends reinvested)

How a hypothetical $10,000 investment has grown

*	Bloomberg California Short Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
†	Includes capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a hypothetical $1,000 investment

For periods ended October 31, 2021

	1 year	5 years	10 years

Capital Group California Short-Term Municipal Fund	0.12%	1.36%	1.29%

Private Client Services Funds	7

Capital Group Core Bond Fund

(For the period April 13, 2010, through October 31, 2021, with dividends reinvested)

How a hypothetical $10,000 investment has grown

*	The Bloomberg Intermediate A+ U.S. Government/Credit Index is a market value-weighted index that tracks the total return of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to 10 years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
†	Includes capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a hypothetical $1,000 investment

For periods ended October 31, 2021

	1 year	5 years	10 years

Capital Group Core Bond Fund	–0.60%	2.39%	2.14%

8	Private Client Services Funds

Capital Group Core Municipal Fund

Investment portfolio October 31, 2021

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 82.13%	Principal amount (000)	Value (000)
Alabama 1.19%
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	$825	$940
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	2,050	2,092
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 2051 (put 2023)	1,000	1,217
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	104
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	473
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	421
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 2051 (put 2028)	1,440	1,682
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)	1,985	2,377
		9,306

Alaska 0.31%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	865	942
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 2044	910	986
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	150	158
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2032 (preref. 2023)	230	253
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2033 (preref. 2023)	110	121
		2,460

Arizona 1.11%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2028	295	368
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2029	370	472
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2027	400	492
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2028	550	692
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2033	80	104
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.15% 2027	375	368
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 2039 (put 2023)	1,500	1,526
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2029	1,000	1,266
Industrial Dev. Auth., Education Rev. Bonds (Greathearts Arizona Projects), Series 2021-A, 5.00% 2029	115	144
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2030	255	326
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2031	75	98
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	1,000	1,090
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2024 (preref. 2023)[1]	55	59

Private Client Services Funds	9

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2025 (preref. 2023)[1]	$45	$48
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2027	745	898
City of Phoenix, Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	115	129
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 5.00% 2031	485	636
		8,716

Arkansas 0.08%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 1.60% 2044 (put 2022)[2]	600	600

California 4.01%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.95% 2045 (put 2023)[2]	2,205	2,221
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 0.50% 2056 (put 2026)[2]	425	430
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	195	192
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2023	75	77
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2024	85	89
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)	2,415	2,903
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 3.00% 2024	165	177
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 2024 (escrowed to maturity)	35	40
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2023	105	108
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2024	50	52
G.O. Bonds, Series 2020, 5.00% 2029	180	233
G.O. Bonds, Series 2021, 5.00% 2031	30	36
G.O. Bonds, Series 2021, 5.00% 2032	25	30
G.O. Bonds, Series 2021, 5.00% 2034	25	30
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2023	1,265	1,374
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	1,000	1,268
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2030	55	73
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	1,000	1,048
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028	315	353
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 2035	739	852
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.25% 2037 (put 2022)[2]	1,000	1,001
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Museum of Art Project), Series 2021-B, 0.75% 2050 (put 2026)[2]	340	345
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	250	290
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2024	85	96
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2026	60	69
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 4.00% 2022	75	75
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2025 (put 2024)	55	55
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)	75	75
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2016-A, 5.00% 2023	50	54
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 5.00% 2032	955	1,287
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2024	860	965
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 2029	150	193
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2033	570	744
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2023	1,500	1,620
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,295

10	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2024	$45	$49
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2025	45	50
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2026	45	51
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2027	45	52
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2028	40	47
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2028	655	807
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2030	1,000	1,291
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,192
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2029	70	85
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,000	1,032
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Short-Term Notes, Series 2021-A, 5.00% 2022	1,235	1,289
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 2030	230	304
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2023	480	517
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2028	1,000	1,271
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2022	135	140
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2023	160	173
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2024	170	190
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2023	65	70
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	20	22
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 2023	490	528
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 2023 (put 2023)	280	280
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	125	125
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	135	141
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023 (preref. 2022)	80	85
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	65	65
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	500	501
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-B-1, 0.45% 2030	20	20
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2030	180	229
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	165	193
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	850	924
		31,473

Colorado 1.87%
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	735	771
Certs. of Part., Series 2021-A, 5.00% 2028	495	628
Certs. of Part., Series 2021-A, 5.00% 2029	1,000	1,292
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2020-B, 5.00% 2021	75	75
City and County of Denver, Board of Water Commissioners, Water Rev. Bonds, Series 2021-A, 5.00% 2031	1,910	2,596
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2019-D, 5.00% 2031 (put 2022)	1,000	1,048
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2039 (put 2024)[2]	285	286
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2023 (escrowed to maturity)	1,805	1,922
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024 (escrowed to maturity)	1,825	2,045
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	125	150

Private Client Services Funds	11

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	$590	$647
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 2050	905	985
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051	1,250	1,367
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029	70	87
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029	40	50
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030	150	189
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030	35	45
Weld County School Dist. RE-5J, G.O. Bonds, Series 2021, 5.00% 2023	475	522
		14,705

Connecticut 0.87%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Veterans Terrace Project), Series 2021, 0.25% 2023 (put 2022)	140	140
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 2029	330	422
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 2030	450	559
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 2031	310	391
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 2037 (put 2024)	910	906
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	1,105	1,117
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	70	72
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	255	266
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	1,835	1,963
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	700	748
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	150	160
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	75	77
		6,821

Delaware 0.47%
G.O. Bonds, Series 2021, 5.00% 2029	1,220	1,562
G.O. Bonds, Series 2021, 5.00% 2031	945	1,260
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2022	290	297
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2023	200	213
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2024	300	333
		3,665

District of Columbia 0.55%
G.O. Bonds, Series 2015-A, 5.00% 2032	1,800	2,075
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2029	235	236
Income Tax Secured Rev. Bonds, Series 2020-A, 5.00% 2032	750	970
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2033	215	278
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	600	736
		4,295

Florida 5.52%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 2022	20	20
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2022	500	510
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2033	130	143
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 2023 (put 2022)	135	135
Capital Trust Agcy., Multi Family Housing Rev. Bonds (GMF - Stonybrook Apartments), Series 2012-A, 5.50% 2047 (preref. 2022)	540	552
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2030	1,000	1,278
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	170	175
County of Collier, Water-Sewer Dist., Water and Sewer Rev. Bonds, Series 2021, 5.00% 2030	655	861

12	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Collier, Water-Sewer Dist., Water and Sewer Rev. Bonds, Series 2021, 5.00% 2031	$1,070	$1,433
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	345	373
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027	355	391
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	370	412
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2023	120	129
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2021-B, 5.00% 2022	1,000	1,028
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2028	750	897
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022 (escrowed to maturity)	1,000	1,020
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	771
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,110	1,182
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	1,105	1,188
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	1,090	1,187
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	155	169
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 2052	735	795
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	45	46
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Valencia Park Apartments), Series 2021-A, FHA insured, 0.25% 2023 (put 2022)	630	629
JEA, Electric System Rev. Bonds, Series 2014-A-3, 5.00% 2022	600	626
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	500	600
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2026	340	408
JEA, Electric System Rev. Bonds, Series 2020-A-3, 5.00% 2030	50	64
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 2031	2,095	2,769
JEA, Electric System Rev. Bonds, Series 2021-A-3, 5.00% 2033	625	826
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2033	50	64
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2024	280	291
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2025	285	299
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2026	295	312
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2027	300	319
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2028	305	325
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.625% 2029	315	338
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	1,150	1,342
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, BAM insured, 5.00% 2026	780	873
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2026	760	851
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Platform 3750), Series 2021, 0.25% 2024 (put 2021)	510	510
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Sunset Bay Apartments), Series 2021, 0.25% 2023 (put 2022)	420	420
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.45% 2027 (put 2021)	4,090	4,090
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2025 (preref. 2022)	25	26
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027	145	163
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,000	1,200
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2031	300	328
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Dunwoodie Place Apartments), Series 2021-A, 0.20% 2024 (put 2023)	200	200
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)	2,000	2,000
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032 (preref. 2023)	1,020	1,099
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2027	300	340
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	185	201

Private Client Services Funds	13

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	$630	$674
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024	1,065	1,114
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2022	340	342
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	562
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2020, 5.00% 2028	1,000	1,262
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2028	215	268
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2029	250	318
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2030	260	336
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2019-B, 5.00% 2028	1,000	1,260
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 2024	430	483
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	530	543
		43,370

Georgia 2.50%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2038 (put 2025)	885	907
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)	285	285
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	600	632
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 2040 (put 2025)	685	702
City of Columbus, Dev. Auth., Multi Family Housing Rev. Bonds (Highland Terrace Phase II Project), Series 2021-B, 0.34% 2025 (put 2024)	425	424
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 2023	250	249
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 2024 (put 2023)	140	140
G.O. Bonds, Series 2020-A, 5.00% 2023	160	173
G.O. Bonds, Series 2020-A, 5.00% 2029	1,875	2,434
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	225	232
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	160	167
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	405	431
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 0.885% 2048 (put 2023)[2]	155	156
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)	980	1,078
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)	1,500	1,708
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 2052 (put 2028)	3,305	3,872
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	630	650
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2031	415	533
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2029	495	624
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2030	430	550
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2029	120	149
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2030	115	142
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2024	1,000	1,098
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2029	870	1,085
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2031	785	1,008
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Dallas Manor Apartments Project), Series 2021, 0.25% 2024 (put 2023)	120	120
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2030	80	102
		19,651

14	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Guam 0.06%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.25% 2024	$450	$482

Hawaii 0.17%
Airports System Rev. Bonds, Series 2018-D, 5.00% 2030	1,000	1,294

Idaho 0.13%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,033

Illinois 6.34%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	350	403
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	1,100	1,202
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2014-B, 5.00% 2028	500	548
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	400	403
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2023	560	589
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 2024	65	72
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023	500	504
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2014, 5.00% 2028	385	421
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	200	218
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2021	1,895	1,895
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2023	200	218
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2028	355	438
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.00% 2023	200	216
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2025	110	128
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2027	500	611
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2028	400	499
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 2030	1,000	1,119
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025	125	143
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026	120	141
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	500	600
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2027	590	668
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2029	1,000	1,281
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2033	280	361
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027	250	290
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 2050 (put 2026)	105	124
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	310	343
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 0.75% 2042 (put 2026)[2]	140	140
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	600	710
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	400	484
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2021	500	501
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	1,000	1,148
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	500	573
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2029	800	1,022
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2030	360	468
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 2025	270	316
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 2032	510	676
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 2033	365	482
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	770	895
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.70% 2040 (put 2023)	215	215
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	1,150	1,150
G.O. Bonds, Series 2017-A, 5.00% 2021	500	502
G.O. Bonds, Series 2016, 5.00% 2022	130	131

Private Client Services Funds	15

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
G.O. Bonds, Series 2014, 5.00% 2022	$110	$113
G.O. Bonds, Series 2017-D, 5.00% 2027	205	246
G.O. Bonds, Series 2020-B, 5.00% 2029	2,090	2,577
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	215	218
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 2026	40	40
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2024 (put 2023)	810	810
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.05% 2050 (put 2025)[2]	2,000	2,043
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	1,605	1,770
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 2051	1,665	1,798
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	1,465	1,493
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	225	262
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,160
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	620	665
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,000	1,095
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2027	1,000	1,201
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,110
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	1,180	1,346
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,448
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,283
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2029	440	555
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	500	549
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	740	844
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	635	784
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2025	135	155
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 2028	1,000	1,239
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	537
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	500	572
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024	30	30
		49,791

Indiana 1.41%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	140	147
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042 (preref. 2023)	1,165	1,247
Fin. Auth., Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2012, 5.00% 2030 (preref. 2022)	515	523
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2022	750	759
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2028	575	715
Fin. Auth., Wastewater Utility Rev. Ref. Bonds, Series 2021-2, 5.00% 2022	130	136
Fin. Auth., Wastewater Utility Rev. Ref. Bonds, Series 2021-1, 5.00% 2023	275	300
Fin. Auth., Wastewater Utility Rev. Ref. Bonds, Series 2021-2, 5.00% 2023	85	93
Fin. Auth., Wastewater Utility Rev. Ref. Bonds, Series 2021-2, 5.00% 2027	335	413
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2023	30	32
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 2023	80	86
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Justus Project), Series 2021, 0.33% 2024 (put 2023)	710	709
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	1,825	1,991
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	160	174
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2050	110	118
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052	355	385
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2026	340	401
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2027	330	399
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2028	435	537

16	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2029	$265	$333
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2030	435	558
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2025 (put 2024)	1,030	1,030
		11,086

Iowa 0.35%
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-2, 2.875% 2049	15	15
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	835	929
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 2049	25	27
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 2049 (put 2026)	1,000	1,183
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2031	320	420
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2033	135	175
		2,749

Kansas 0.15%
Turnpike Auth., Rev. Ref. Bonds, Series 2020-A, 3.00% 2025	950	1,040
Unified Government of Wyandotte County, Board of Public Utilities, Utility System Improvement Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2022)	110	114
		1,154

Kentucky 0.97%
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2032	725	738
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2027	1,000	894
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 2024 (put 2024)	365	364
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)	1,575	1,576
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)	635	635
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 2.45% 2039 (put 2029)	750	795
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022	170	177
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	410	441
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	1,180	1,308
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	185	203
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 2031	270	346
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2022	135	138
		7,615

Louisiana 2.04%
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2022	85	88
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2026	1,250	1,496
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2041 (put 2028)	1,270	1,287
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	1,135	1,337
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-1, 0.60% 2043 (put 2023)	2,000	2,001
Grant Anticipation Rev. Bonds, Series 2021, 5.00% 2023	335	364
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Project), Series 2021, 0.35% 2024 (put 2023)	375	375
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 2024 (put 2023)	215	214
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-B, 3.00% 2051	755	813

Private Client Services Funds	17

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2027	$1,000	$1,235
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 2030	105	106
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,547
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)	905	923
Public Facs. Auth., Hospital Rev. Ref. Bonds (Lafayette General Health System Project), Series 2016-A, 5.00% 2041 (preref. 2025)	1,000	1,177
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,042
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 2037 (put 2024)	285	294
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2022	115	118
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2023	105	112
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2024	80	91
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2025	145	163
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2026	140	169
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	90	96
		16,048

Maine 0.05%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	355	376

Maryland 1.16%
Community Dev. Administration, Dept. of Housing and Community Dev., Multi Family Housing Dev. Rev. Bonds (Somerset Extension), Series 2019-H, 1.795% 2022	215	216
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	235	247
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	1,760	1,961
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2021, Series 2022-D-2, 4.00% 2029	585	694
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	565	606
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	1,510	1,628
County of Prince George, Certs. of Part. (Behavioral Health Fac. and Capital Equipment), Series 2021, 5.00% 2024	165	187
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020. 5.00% 2033	745	968
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2021, 5.00% 2030	2,000	2,625
		9,132

Massachusetts 0.38%
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)	180	179
Dev. Fin. Agcy., Rev. Bonds (Williams College Issue), Series 2011-N, 0.45% 2041 (put 2025)	150	149
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2024	615	696
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.30% 2023	50	50
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.40% 2024	65	65
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 2025	55	55
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	165	169
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	310	322
Transportation Fund Rev. Ref. Bonds, Series 2021-A, 5.00% 2029	1,000	1,289
		2,974

Michigan 3.00%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	185	191
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	2,555	2,688
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.25% 2022	40	40
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	250	289

18	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2026	$105	$124
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A, 5.00% 2028	1,000	1,242
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2029	205	260
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 2032	500	645
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048 (preref. 2022)	615	632
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2021	650	653
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	500
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2012-C, 5.00% 2026 (preref. 2022)	400	411
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)	1,000	1,001
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 1.50% 2022	1,210	1,211
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 2025	185	185
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	475	503
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	270	286
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	635	685
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	1,750	1,910
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	850	934
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2050	970	1,055
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	2,130	2,302
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2023	300	318
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2030	700	886
County of Monroe, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Project), Series 1992-AA, National insured, 6.95% 2022	1,000	1,055
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 2030	1,630	1,598
Trunk Line Fund Bonds, Series 2021-A, 5.00% 2031	575	770
Trunk Line Fund Bonds, Series 2021-A, 5.00% 2032	860	1,147
		23,521

Minnesota 1.43%
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)	535	534
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	260	275
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	670	708
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	545	583
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	385	414
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	305	329
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	1,665	1,829
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 2049	780	859
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050	285	309
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 2051	535	576
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 2052	1,205	1,300
City of Mahtomedi, Multi Family Housing Rev. Bonds (Lincoln Place / Vadnais Highlands Projects), Series 2021, 0.25% 2023 (put 2022)	300	300
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-C, 4.50% 2038 (put 2021)	1,000	1,001
Regents of the University of Minnesota, G.O. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	1,265	1,270
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017B, 5.00% 2021	960	964
		11,251

Mississippi 0.49%
Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.70% 2029 (put 2026)	1,460	1,436
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2023	850	924
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	580
Home Corp., Collateralized Multi Family Housing Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)	230	229
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	645	700
		3,869

Private Client Services Funds	19

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri 0.84%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 5.00% 2052 (put 2028)	$2,360	$2,922
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,335	1,403
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	293	310
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	560	608
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052	600	646
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	100	106
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2031	500	628
		6,623

Montana 0.06%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	120	126
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 2050	300	322
		448

Nebraska 0.70%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2032 (preref. 2022)	1,190	1,236
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	110	116
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	285	296
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	75	76
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	1,735	1,888
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	640	695
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050	1,120	1,210
		5,532

Nevada 0.67%
Clark County School Dist., Limited Tax G.O. School Bonds, Series 2015-D, 5.00% 2022	500	514
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 2033	760	996
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2029	770	987
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 2036 (put 2023)	1,355	1,378
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Rev. Ref. Bonds, Series 2017, 2.00% 2023	435	444
Housing Division, Multi Unit Housing Rev. Bonds (Pinewood Terrace Apartments), Series 2021, 0.26% 2024 (put 2022)	245	245
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	595	666
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)	10	10
		5,240

New Hampshire 0.28%
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2012, 4.00% 2022 (escrowed to maturity)	575	579
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2022 (escrowed to maturity)	320	322
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	516
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	646
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 2034	98	115
		2,178

20	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey 0.98%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	$200	$203
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 5.00% 2029	500	628
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 2023	2,025	2,045
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	200	200
Health Care Facs. Fncg. Auth., Rev. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2021-A, 5.00% 2033	375	494
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	340	379
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	205	229
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2022	1,185	1,215
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023	500	534
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	225	276
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2028	750	938
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028	240	283
Turnpike Auth., Turnpike Rev. Bonds, Series 2014-A, 5.00% 2028	230	257
		7,681

New Mexico 1.36%
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 2027	400	490
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 2033	1,130	1,098
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-D, 1.10% 2040 (put 2023)	500	503
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 2040 (put 2024)	2,615	2,642
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	800	870
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	135	148
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	2,350	2,587
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-A, Class I, 3.00% 2052	865	933
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 2052	260	281
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	960	1,101
		10,653

New York 7.69%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	395	439
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	200	203
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,247
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2030	2,000	2,597
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	1,500	1,839
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2030	605	784
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A-2, 5.00% 2031	165	214
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2022	200	204
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	660	676
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 1.55% 2023	705	708
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.85% 2024	345	345
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025	1,500	1,501
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 2025	275	275
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 2056 (put 2025)	690	688
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 2056 (put 2025)	380	379
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.70% 2030	410	403
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.90% 2031	195	193
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.807% 2033 (put 2023)[2]	1,000	1,003
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.807% 2033 (put 2023)[2]	840	843
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2023	375	409
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2032 (preref. 2022)	1,000	1,050
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 0.50% 2044 (put 2022)[2]	750	751
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)	2,180	2,757

Private Client Services Funds	21

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2047 (preref. 2022)	$1,100	$1,155
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[2]	880	883
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 0.833% 2032 (put 2026)[2]	315	319
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	1,000	1,092
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2023	305	333
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	165	187
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2027	535	651
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,015	1,075
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045	1,465	1,579
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	965	1,024
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	750	820
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2028	2,000	2,519
New York City G.O. Bonds, Series 2018-A, 5.00% 2028	565	693
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2030	2,350	3,066
New York City G.O. Bonds, Series 2018-E-1, 5.00% 2031	1,635	2,018
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2032	1,750	2,252
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2032	1,435	1,885
New York City G.O. Bonds, Series 2008-L-5, 5.00% 2032	100	131
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2033	370	485
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)	290	334
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2024	375	414
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	330
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2017-C-3-A, 0.20% 2022	160	160
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2016-C-2, 0.23% 2050 (put 2022)	190	190
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	325	326
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	275	276
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)	700	701
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds, Series 2021-F-2, 0.60% 2061 (put 2025)	835	830
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 2029	465	599
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-1, 5.00% 2022	35	36
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2023	65	69
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 2024	1,025	1,166
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2030	355	467
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2031	760	993
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2031	195	261
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2032	910	1,208
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2032	110	143
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 5.00% 2034	1,390	1,825
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 2.00% 2022	150	151
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 4.00% 2023	140	147
Public Housing Capital Fund Rev. Trust I, Trust Certs., Series 2012, 4.50% 2022[3]	63	63
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 2025	225	238
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 2033	1,000	1,299
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2030	155	199
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2028	295	369
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2032	2,000	2,584
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2033	1,275	1,642
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2025	130	143
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe LP Project), Series 2021, 0.28% 2024 (put 2023)	1,550	1,548
		60,386

22	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina 1.82%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 2024 (put 2022)	$1,130	$1,129
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)	80	80
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)	1,725	1,722
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-D, 5.00% 2049 (put 2031)	1,170	1,561
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-C, 5.00% 2050 (put 2028)	585	744
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	890	971
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	995	1,066
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	315	348
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 2024 (put 2023)	405	405
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,705	1,746
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.455% 2041 (put 2022)[2]	1,480	1,482
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,091
County of Wake, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	1,190	1,214
County of Wake, Limited Obligation Bonds, Series 2021, 5.00% 2023	675	718
		14,277

North Dakota 0.46%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 2024	800	801
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 2030	280	358
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	965	1,023
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	210	219
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	305	327
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	230	247
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	170	186
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 2052	440	475
		3,636

Ohio 2.68%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2026 (put 2024)	200	199
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2026 (put 2025)	50	50
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 2028	680	845
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 2030	350	449
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2027	1,500	1,855
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2030	400	517
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022	810	839
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2027	570	699
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	588
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2029	180	228
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2030	115	149
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,000	1,008
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 2024 (put 2023)	200	200
G.O. Common Schools Rev. Ref. Bonds, Series 2021-B, 5.00% 2028	685	867
G.O. Conservation Projects Bonds, Series 2019-A, 2.00% 2022	65	65
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 2030	190	247
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025	400	439
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2029	1,000	1,269
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2030	280	362
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 2024 (put 2023)	200	200
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 2024 (put 2023)	440	439

Private Client Services Funds	23

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)	$305	$305
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 2023 (put 2022)	655	654
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	320	344
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	620	687
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	620	680
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 2051	860	940
Madison Local School Dist., School Improvement Rev. Ref. Bonds, Series 2014, 5.25% 2037 (preref. 2022)	1,095	1,127
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2028	700	891
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2029	300	389
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2030	75	97
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2044 (preref. 2024)	1,000	1,140
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,153
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 2033	85	106
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	115	122
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 2023	155	167
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2019-A, 5.00% 2029	130	166
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2032	455	590
		21,072

Oklahoma 0.20%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	595	642
Housing Fin. Agcy., Collateralized Rev. Bonds (Deer Park & Apple Run Apartments), Series 2019, 1.60% 2022	750	752
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	120	156
		1,550

Oregon 0.91%
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2029	225	272
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2030	265	324
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031	600	679
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 2051	2,095	2,274
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 2050	280	305
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 2024 (put 2023)	460	459
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)	175	175
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	685	732
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	400	423
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	135	146
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-C, 3.00% 2052	1,235	1,326
		7,115

Pennsylvania 2.76%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2022	400	406
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,033
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 5.00% 2026	500	595
County of Berks, G.O. Bonds, Series 2015, 4.00% 2027 (preref. 2023)	35	38
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.384% 2030 (put 2025)[2]	195	195

24	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.384% 2031 (put 2025)[2]	$265	$265
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.384% 2032 (put 2025)[2]	205	205
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2032 (preref. 2023)	150	164
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2034 (preref. 2023)	130	143
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.15% 2021	200	200
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 5.00% 2028	1,500	1,885
Fncg. Auth., Rev. Bonds, Series 2013-A-2, 5.00% 2027 (preref. 2022)	500	514
Fncg. Auth., Rev. Bonds, Series 2013-A-2, 5.00% 2042 (preref. 2022)	580	596
G.O. Bonds, Series 2011-1, 5.00% 2025 (preref. 2021)	700	701
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 0.65% 2049 (put 2024)[2]	455	458
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,005	1,073
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 2050	1,000	1,072
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 2051	220	235
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)	1,030	1,026
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 2024 (put 2023)	330	329
County of Lehigh, General Purpose Auth., Rev. Bonds (The Good Shepherd Group), Series 2021-A, 4.00% 2023	95	102
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	350	360
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-C, 0.77% 2051 (put 2023)[2]	400	400
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026	400	455
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2021	100	100
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2023	125	134
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 1.097% 2048 (put 2022)[2]	175	176
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2022	1,050	1,092
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	415	483
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2030	260	334
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2031	125	163
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2016-F, 5.00% 2023	1,500	1,628
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,198
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2042 (preref. 2022)	575	605
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2029 (preref. 2021)	1,315	1,320
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	335	336
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2030	165	216
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2031	295	387
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2026 (preref. 2021)	1,000	1,004
		21,626

Rhode Island 0.30%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	538
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 2051	1,530	1,655
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 2040 (put 2023)	195	195
		2,388

South Carolina 1.18%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	515	515
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 2024 (put 2023)	460	459
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2028	100	125
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2013, 5.00% 2043 (preref. 2023)	1,000	1,060
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	365	387

Private Client Services Funds	25

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	$95	$102
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	755	837
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	645	699
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	510	546
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	628
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	566
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	180	193
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2029	520	666
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2021	500	502
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	368
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2023	125	137
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	510	524
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028 (preref. 2022)	490	504
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	340	341
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	100	114
		9,273

South Dakota 1.04%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	550	575
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	830	878
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,175	1,263
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	1,440	1,593
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	315	344
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051	2,255	2,433
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 2051	975	1,064
		8,150

Tennessee 0.66%
Town of Greeneville, Health and Educational Facs. Board, Multi Family Housing Rev. Bonds (People RD Portfolio Project), Series 2019, 1.45% 2022 (put 2021)	20	20
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	30	30
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	25	25
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	470	504
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 2042	465	500
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	460	488
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 2050	110	120
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	450	493
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	835	913
City of Knoxville, Community Dev. Corp., Collateralized Multi Family Housing Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 2024 (put 2023)	155	154
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031	355	455
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2021-A, 5.00% 2030	145	189
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 2052 (put 2031)	1,000	1,291
		5,182

Texas 13.85%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Apartments of Las Palmas I LLC), Series 2021, 0.25% 2024 (put 2022)	65	65
Alvarado Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	795	842
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2025	600	689
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2027	225	274
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2025	620	711
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023	885	968
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024	400	454
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2026	400	476

26	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2028	$595	$741
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2029	235	298
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026	1,900	2,273
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2027	1,000	1,225
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2029	510	650
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2030	485	629
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2028	650	808
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	540
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2027	460	529
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	301
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2028	475	546
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2029	395	451
Arlington Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2026	325	385
City of Arlington, Permanent Improvement Bonds, Series 2021-A, 5.00% 2030	140	183
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 2040 (put 2023)	1,000	1,001
Austin Community College Dist., Maintenance Tax Notes, Series 2021, 5.00% 2030	160	210
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	740	867
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2030	110	145
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2031	135	181
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	375	486
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,776
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	480	592
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	115	117
Burnet Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	215	280
County of Cameron, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2024 (put 2023)	205	205
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	1,000	1,217
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	1,080	1,081
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 2041 (put 2024)	3,920	3,922
Carroll Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	970	1,148
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023	230	244
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2030	320	409
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2032	520	679
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028	1,100	1,335
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2038 (put 2024)	205	204
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	1,360	1,672
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	500	582
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2026	1,000	1,199
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2032	680	876
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	220	223
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2027	675	831
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2027	490	599
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	1,000	1,163
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2028	310	389
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2029	400	508
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	260	327
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 4.00% 2039	1,000	1,034
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)	675	675
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Shiloh), Series 2019, 1.25% 2037 (put 2023)	430	436

Private Client Services Funds	27

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	$120	$130
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	155	160
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,396
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	600	738
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	565
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 2051 (put 2026)	1,515	1,511
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 2050 (put 2023)	340	343
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	275	357
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2031	255	337
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2028	175	197
City of Galveston, Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)	510	509
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021, 5.00% 2022	675	686
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2028	80	99
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2031	150	196
City of Garland, Tax and Rev. Certs. of Obligation, Series 2021, 5.00% 2024	135	149
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2035 (put 2026)	340	337
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)	555	555
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)	185	187
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)	330	330
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2022	1,000	1,028
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-2, (SIFMA Municipal Swap Index + 0.57%) 0.62% 2049 (put 2024)[2]	1,000	1,004
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	1,000	1,132
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 0.95% 2022[2]	250	251
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 0.707% 2046 (put 2024)[2]	535	537
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)	455	455
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.20% 2031[2]	125	125
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	365	383
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2030	2,045	2,448
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 2025 (put 2023)	185	185
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)	345	345
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)	630	629
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	1,195	1,322
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	2,300	2,490
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	1,270	1,415
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051	370	407
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	850	922
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)	255	254
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	500	607
City of Houston, Combined Utility System Rev. Bonds, Series 2011-D, 5.00% 2026 (preref. 2021)	185	185
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2027	550	682
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2028	225	264
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2030	25	30
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2031	10	12

28	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)	$325	$324
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2027	1,050	1,265
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2028	250	306
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	465	471
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2031	115	145
Killeen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	445	451
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	575	610
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 2032	380	484
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2022	460	472
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	255	285
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2027	1,750	2,141
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2021-A, 5.00% 2031	570	747
Lumberton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2029	245	312
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)	325	322
County of Midland, Public Fac. Corp., Multi Family Housing Rev. Bonds (Palladium at West Francis), Series 2020, 0.35% 2024 (put 2023)	1,000	998
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026	480	555
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2022	660	693
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	195	248
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	235	265
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)	220	219
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	508
North East Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 4.00% 2032	215	251
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 2031	435	579
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	950	1,139
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2022	170	177
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	220	222
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	500	549
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	340
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2030	500	435
Northside Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2027	850	1,048
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2030	175	227
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	105	137
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2038 (preref. 2023)	700	743
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)	755	755
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2029	260	331
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2038	1,000	1,059
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2022	1,000	1,014
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	255	331
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2031	60	79
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2021)	415	427
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	621
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)	475	503
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,198
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 2.00% 2033 (put 2021)	1,150	1,152
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	250	257
City of San Antonio, General Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2022	270	273
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2022	185	190
Sheldon Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2022	250	253

Private Client Services Funds	29

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2027	$1,010	$1,228
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	465	582
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 2023	850	916
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	1,425	1,462
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	270	286
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	90	100
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016-A, 5.00% 2028	200	237
County of Travis, Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 2041 (put 2025)	3,000	2,980
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2030	235	306
Trinity River Public Fac. Corp., Multi Family Housing Rev. Bonds (Cowan Place Apartments), Series 2021, 0.28% 2024 (put 2023)	500	499
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2025	240	277
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2026	760	903
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2021, 5.00% 2031	260	348
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	990	1,239
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 2032	1,040	1,392
Wylie Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	1,790	2,327
		108,738

Utah 0.42%
Canyons School Dist., Local Building Auth., Lease Rev. Bonds, Series 2021, 5.00% 2029	1,000	1,284
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	155	165
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2025	450	522
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2026	620	740
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2022	335	346
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 2023	80	86
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2026	95	112
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2030	25	32
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2031	20	26
		3,313

Vermont 0.06%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	245	264
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	165	181
		445

Virginia 1.51%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2031	600	773
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2032	215	276
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2029	1,000	1,082
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2024 (preref. 2022)	295	298
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033	1,865	1,965
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034	975	1,027
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 2029	375	462
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 2030	375	468
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 2041 (put 2024)	1,000	1,001
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 0.45% 2041 (put 2022)	740	740

30	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury Richmond), Series 2018, 5.00% 2023	$575	$623
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 2035 (put 2023)	1,000	1,024
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (Lifespire of Virginia), Series 2021, 3.00% 2023	45	47
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (Lifespire of Virginia), Series 2021, 3.00% 2024	15	16
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (Lifespire of Virginia), Series 2021, 4.00% 2031	375	426
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2027	350	422
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2028	120	148
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2029	140	173
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2030	170	209
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.20% 2040 (put 2024)	640	650
		11,830

Washington 2.22%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2029	510	659
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2020-A, 5.00% 2032	195	254
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 2024 (put 2023)	285	284
G.O. Bonds, Series 2012-D, 5.00% 2026 (preref. 2022)	1,000	1,012
G.O. Bonds, Series 2017-D, 5.00% 2028	1,000	1,214
G.O. Bonds, Series 2019-C, 5.00% 2031	1,000	1,264
G.O. Bonds, Series 2012-D, 5.00% 2033 (preref. 2022)	2,000	2,024
G.O. Bonds, Series 2019-A, 5.00% 2033	500	623
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	340	352
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	275	302
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-B, 4.00% 2042 (put 2030)	1,000	1,214
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)	170	170
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 2035	979	1,124
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2023[3]	1,095	1,148
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	460	488
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	295	321
Motor Vehicle Fuel Tax G.O. Bonds, Series 2021-D, 5.00% 2022	2,375	2,442
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026	460	460
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024	55	55
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 0.30% 2045 (put 2026)[2]	765	772
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.54% 2046 (put 2023)[2]	825	828
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 2029	170	219
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 2030	175	230
		17,459

Private Client Services Funds	31

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
West Virginia 0.32%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	$750	$759
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	500	521
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)	235	235
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 2024 (put 2023)	1,000	999
		2,514

Wisconsin 2.07%
Environmental Improvement Fund Rev. Green Bonds, Series 2021-A, 4.00% 2031	1,000	1,220
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	2,000	2,143
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	1,300	1,365
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.60% 2054 (put 2023)[2]	1,130	1,133
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2019-A, 5.00% 2021	325	326
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2021	45	45
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[3]	1,910	2,209
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	940	1,007
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	710	762
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	1,160	1,265
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052	410	442
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)	95	95
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)	120	120
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	308
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 2041 (put 2030)	1,680	2,038
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	315	386
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 2030	630	811
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	593
		16,268

Wyoming 0.48%
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048	745	808
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 2050	1,570	1,692
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	1,125	1,242
		3,742

Total bonds, notes & other debt instruments (cost: $635,051,000)		644,756

Short-term securities 18.85%
Municipals 18.85%
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.02% 2048[2]	4,500	4,500
State of Arizona, County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 0.15% 2029 (put 2021)[2,4]	1,775	1,775
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	135	134
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B-3, 0.01% 2034[2]	1,500	1,500
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/23/2022	2,000	2,050
State of California, City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-C-1, 0.04% 2032[2]	2,500	2,500
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/30/2022	2,815	2,887
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.02% 2042[2]	1,000	1,000
State of Colorado, Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2020-A-2, 0.03% 2050[2]	6,630	6,630

32	Private Client Services Funds

Capital Group Core Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Charles Hight Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	$160	$160
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Park Homes Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	175	175
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022	5,000	5,094
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.03% 2044[2]	2,950	2,950
State of Illinois, G.O. Rev. Ref. Bonds, Series 2021-C, 4.00% 3/1/2022	665	673
State of Indiana, Bond Bank, Advance Funding Program Notes, Series 2021-A, 2.00% 1/10/2022	1,040	1,043
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 0.07% 2039[2]	5,000	5,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 0.02% 2041[2]	6,925	6,925
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.03% 3/1/2022[2]	3,345	3,345
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2009-A, 0.04% 2049[2]	5,000	5,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 0.04% 2050[2]	500	500
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.02% 2042[2]	4,700	4,700
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.02% 2042[2]	7,435	7,435
State of Minnesota, City of Shakopee, Multi Family Housing Rev. Bonds (Shakopee Village Apartments Project), Series 2021, 0.25% 2024 (put 2022)[4]	140	140
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.02% 2041[2]	2,000	2,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2/1/2022	1,160	1,171
State of New York, New York City G.O. Bonds, Series 2013-F-3, 0.02% 2042[2]	11,465	11,466
State of New York, New York City G.O. Bonds, Series 2021-2, 0.11% 2042[2]	695	695
State of New York, New York City G.O. Bonds, Series 2021-3, 0.11% 2042[2]	530	530
State of New York, New York City G.O. Bonds, Series 2016-A-5, 0.03% 2044[2]	9,000	9,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 0.02% 2044[2]	8,000	8,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-EE-1, 0.03% 2045[2]	5,000	5,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 0.02% 2048[2]	2,170	2,170
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 0.02% 2049[2]	16,500	16,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 0.02% 2041[2]	2,905	2,905
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 0.03% 2042[2]	1,000	1,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.03% 2052[2]	4,900	4,900
State of Pennsylvania, Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Service, Inc. Project), Series 2010-B, 0.20% 2030 (put 2022)[4]	1,695	1,695
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.03% 2048[2]	5,000	5,000
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 0.05% 2033[2]	1,955	1,955
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.05% 2034[2]	405	405
State of Texas, Deer Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 0.16% 2042 (put 2022)[4]	135	135
State of Texas, Lone Star College System, Limited Tax G.O. Bonds, Series 2021-A, 5.00% 2/15/2022	70	71
State of Texas, Lone Star College System, Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 2/15/2022	135	137
State of Texas, Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2021	805	809
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[4]	130	130

Private Client Services Funds	33

Capital Group Core Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Texas, Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2022	$355	$360
State of Utah, Provo City School Dist., G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 6/15/2022	1,000	1,030
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.03% 2044[2]	4,800	4,800

Total short-term securities (cost: $147,977,000)		147,980
Total investment securities 100.98% (cost: $783,028,000)		792,736
Other assets less liabilities (0.98%)		(7,683)

Net assets 100.00%		$785,053

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[5]	Value at 10/31/2021 (000)	[6]	Unrealized (depreciation) appreciation at 10/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	121	December 2021	$12,100		$14,732		$(58)
10 Year U.S. Treasury Note Futures	Short	33	December 2021	(3,300)		(4,313)		51
								$(7)

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,420,000, which represented .44% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

34	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Investment portfolio October 31, 2021

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 81.86%	Principal amount (000)	Value (000)
Alabama 1.90%
City of Alabaster, Board of Education, Special Tax School Warrants, Series 2014-A,
Assured Guaranty Municipal insured, 5.00% 2028 (preref. 2024)	$500	$565
City of Birmingham, Water Works Board, Water Rev. Bonds, Series 2013-B, 5.00% 2038 (preref. 2023)	500	528
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 2052 (put 2026)	500	571
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2049 (put 2025)	750	838
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	455	519
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	35	36
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Capstone at Kinsey Cove Project), Series 2020-A, 0.35% 2023 (put 2023)	110	110
South East Gas Supply Dist., Gas Supply Rev. Bonds (Project No. 2), Series 2018-A, 4.00% 2049 (put 2024)	490	529
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)	125	150
		3,846

Alaska 0.15%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 2044	275	298

Arizona 1.47%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2026	730	862
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2026	300	359
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 2039 (put 2023)	500	509
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2022	185	190
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2026	190	223
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	750	818
City of Phoenix, Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	15	17
		2,978

California 4.64%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.95% 2045 (put 2023)[1]	1,500	1,511
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 0.50% 2056 (put 2026)[1]	65	66
Trustees of the California State University, Systemwide Rev. Bonds, Series 2012-A, 5.00% 2042 (preref. 2022)	795	833
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	100	99
East Side Union High School Dist., G.O. Bonds, 2008 Election, Series 2012-D, 5.00% 2037 (preref. 2022)	1,000	1,036
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 3.00% 2024	45	48

Private Client Services Funds	35

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2023	$30	$31
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2024	15	16
G.O. Bonds, Series 2021, 5.00% 2027	395	490
G.O. Bonds, Series 2021, 5.00% 2030	160	211
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2023	420	456
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2029	110	141
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)	475	519
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	500	524
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Museum of Art Project), Series 2021-B, 0.75% 2050 (put 2026)[1]	100	102
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2022	115	119
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 4.00% 2022	15	15
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2024	125	140
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2025	180	205
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Short-Term Notes, Series 2021-A, 5.00% 2022	500	522
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2023	135	145
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2024	310	348
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2023	400	431
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2023	20	22
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	5	6
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 2023	160	173
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 2023 (put 2023)	80	80
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	35	35
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2028	250	293
City of Tustin, Community Facs. Dist. No. 2014-1 (Tustin Legacy/Standard Pacific), Special Tax Bonds, Series 2015-A, 5.00% 2027	200	228
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	25	29
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2013-A, BAM insured, 5.00% 2042	500	542
		9,416

Colorado 0.88%
Certs. of Part., Series 2021-A, 5.00% 2025	345	407
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2020-B, 5.00% 2021	20	20
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	260	261
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2039 (put 2024)[1]	40	40
Health Facs. Auth., Rev. Bonds (Sanford Health), Series 2019-A, 5.00% 2022	325	340
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, 3.00% 2051	215	231
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051	205	224
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2019-C, 2.00% 2054 (put 2024)	245	256
		1,779

Connecticut 2.39%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Veterans Terrace Project), Series 2021, 0.25% 2023 (put 2022)	45	45
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	516
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 2.00% 2033 (put 2022)	500	502
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 0.375% 2035 (put 2024)	855	853
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 2037 (put 2024)	265	264
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	750	758
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 2043	665	717
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	160	165
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	85	89

36	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	$460	$492
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 2049	125	135
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	35	35
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	85	86
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	185	192
		4,849

Delaware 0.08%
G.O. Bonds, Series 2021, 5.00% 2031	125	167

District of Columbia 0.56%
G.O. Bonds, Series 2015-A, 5.00% 2032	700	807
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2022	320	321
		1,128

Florida 2.94%
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 2023 (put 2022)	40	40
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	50	51
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022	500	505
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2023	15	16
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (The University of Tampa Project), Series 2012-A, 5.25% 2042 (preref. 2022)	1,000	1,021
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	320	348
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	50	55
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2025	280	328
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.45% 2027 (put 2021)	1,165	1,165
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	195	204
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)	1,000	1,000
County of Orange, Sales Tax Rev. Ref. Bonds, Series 2012-B, 5.00% 2030 (preref. 2022)	500	504
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	110	120
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2024	100	112
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2025	75	87
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2026	100	119
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042 (preref. 2022)	200	206
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 2024	65	73
		5,954

Georgia 2.70%
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	800	878
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 5.00% 2027	430	529
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)	85	85
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 2023	500	499
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 2024 (put 2023)	35	35
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	30	32
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	405	431
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)	500	569
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	870	898
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 4.00% 2027	270	311
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2030	40	51

Private Client Services Funds	37

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2028	$35	$43
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2029	5	6
City of Sandy Springs, Public Facs. Auth., Rev. Bonds (Sandy Springs City Center Project), Series 2015, 5.00% 2047 (preref. 2026)	500	598
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-A, 0.34% 2023 (put 2022)	500	500
		5,465

Idaho 0.57%
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 2050	1,050	1,149

Illinois 6.46%
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2041 (preref. 2022)	205	207
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	625	686
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2021	180	180
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2022	540	565
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023	100	106
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024	130	144
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2027 (preref. 2024)	200	226
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2029	605	775
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2021	1,100	1,102
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 2050 (put 2026)	40	47
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2023	225	240
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 0.75% 2042 (put 2026)[1]	25	25
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	515	610
Fin. Auth., Rev. Bonds (University of Chicago), Series 2014-A, 5.00% 2023	200	218
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 2025	40	47
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2022	240	249
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 2026	80	79
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2024 (put 2023)	595	595
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.05% 2050 (put 2025)[1]	1,000	1,022
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	695	708
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2022	500	510
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	500	532
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2022	250	257
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	310	332
City of Springfield, Water Rev. Bonds, Series 2012, 5.00% 2037 (preref. 2022)	500	508
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2021	120	120
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2023	190	200
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	545	622
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2014-D, 5.00% 2022	185	186
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	175	185
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	250	285
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2024	200	222
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	620	709
County of Will, G.O. Bonds, Series 2016, 5.00% 2045 (preref. 2025)	500	588
		13,087

Indiana 2.05%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	40	42
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042 (preref. 2023)	540	578
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022	440	450

38	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Fin. Auth., Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2012, 5.00% 2030 (preref. 2022)	$245	$249
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2028	55	68
Fin. Auth., Wastewater Utility Rev. Ref. Bonds, Series 2021-1, 5.00% 2025	155	182
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2023	510	548
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 2023	15	16
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	540	589
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	40	44
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052	65	70
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 2022	100	103
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2023	230	243
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2024	240	264
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2025	255	291
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2025	140	154
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2025 (put 2024)	265	265
		4,156

Kansas 0.02%
Unified Government of Wyandotte County, Board of Public Utilities, Utility System Improvement Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2022)	35	36

Kentucky 0.63%
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)	485	485
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)	195	195
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022	45	47
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	320	355
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	55	60
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2022	135	138
		1,280

Louisiana 0.88%
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-2, 0.55% 2043 (put 2022)	1,000	1,000
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 2024 (put 2023)	55	55
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2023	250	273
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)	105	107
Parish of Tangipahoa, Hospital Service Dist. No. 1, Hospital Rev. Ref. Bonds (North Oaks Health System Project), Series 2021, 5.00% 2027	265	319
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	30	32
		1,786

Maine 0.13%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	250	265

Maryland 2.04%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2022	400	403
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	850	947
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	90	99

Private Client Services Funds	39

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	$270	$290
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	405	437
Stadium Auth., Rev. Bonds (Baltimore City Public Schools Construction and Revitalization Program), Series 2016, 5.00% 2041 (preref. 2026)	1,025	1,226
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2015, 5.00% 2023	110	117
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2022-A, 5.00% 2027	500	609
		4,128

Massachusetts 0.39%
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)	50	50
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2023	240	261
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 2025	15	15
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	35	36
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	280	293
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	140	143
		798

Michigan 2.76%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	700	722
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	45	47
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	1,290	1,357
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.25% 2022	5	5
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2027	500	611
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2012-C, 5.00% 2026 (preref. 2022)	120	123
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)	415	415
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 2025	50	50
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	90	96
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	550	600
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2024	375	421
County of Monroe, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Project), Series 1992-AA, National insured, 6.95% 2022	500	527
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2021	300	301
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 2023	290	318
		5,593

Minnesota 1.19%
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)	145	145
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	350	377
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	590	648
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050	500	542
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050	460	499
City of Mahtomedi, Multi Family Housing Rev. Bonds (Lincoln Place / Vadnais Highlands Projects), Series 2021, 0.25% 2023 (put 2022)	80	80
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017B, 5.00% 2021	120	120
		2,411

40	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mississippi 0.11%
Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.70% 2029 (put 2026)	$175	$172
Home Corp., Collateralized Multi Family Housing Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)	60	60
		232

Missouri 0.49%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	610	641
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	185	201
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052	60	64
County of St. Charles, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Hidden Valley Estates), Series 2021, 0.27% 2025 (put 2023)	85	85
		991

Montana 0.21%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	115	121
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	130	142
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 2050	140	155
		418

Nebraska 0.59%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	220	232
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	75	76
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	445	484
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050	375	405
		1,197

Nevada 0.68%
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 2036 (put 2023)	645	656
Housing Division, Multi Unit Housing Rev. Bonds (Pinewood Terrace Apartments), Series 2021, 0.26% 2024 (put 2022)	75	75
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	600	645
		1,376

New Jersey 0.80%
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 2023	275	278
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	465	517
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023	200	214
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2026	500	589
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028	30	35
		1,633

New Mexico 0.29%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	400	440
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	135	155
		595

Private Client Services Funds	41

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 5.15%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	$360	$400
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	175	177
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A-2, 5.00% 2031	15	20
City of Geneva, Dev. Corp., Rev. Ref. Bonds (Hobart and William Smith Colleges Project), Series 2012, 5.00% 2032 (preref. 2022)	40	42
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-K, 0.70% 2024	85	85
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025	250	250
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 2056 (put 2025)	195	194
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 2056 (put 2025)	190	190
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C,
(1-month USD-LIBOR x 0.70 + 0.75%) 0.807% 2033 (put 2023)[1]	300	301
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.807% 2033 (put 2023)[1]	260	261
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-B, 5.00% 2022	195	204
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2032 (preref. 2022)	500	525
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2024	300	339
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2022	230	241
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[1]	255	256
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 0.833% 2032 (put 2026)[1]	60	61
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	455	497
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	50	57
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	410	434
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045	300	323
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	505	552
New York City G.O. Bonds, Series 2018-C, 5.00% 2023	1,000	1,083
New York City G.O. Bonds, Series 2014-I-1, 5.00% 2026	185	205
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2033	70	92
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)	75	86
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2017-C-3-A, 0.20% 2022	45	45
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2016-C-2, 0.23% 2050 (put 2022)	55	55
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	330	331
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	55	55
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)	230	230
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds, Series 2021-F-2, 0.60% 2061 (put 2025)	220	219
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-2, 4.00% 2024	500	548
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-C-1, 5.00% 2021	150	150
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-1, 5.00% 2022	10	10
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2023	20	21
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 2024	400	455
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-I, 5.00% 2027	180	193
Public Housing Capital Fund Rev. Trust I, Trust Certs., Series 2012, 4.50% 2022[2]	47	47
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-C-1, 5.00% 2025	500	588
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2025	10	11
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (EG Mt. Vernon Preservation, LP Project), Series 2020, 0.30% 2023 (put 2022)	155	155
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe LP Project), Series 2021, 0.28% 2024 (put 2023)	455	454
		10,442

42	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina 1.70%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 2024 (put 2022)	$325	$325
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)	20	20
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)	105	105
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-B, 5.00% 2050 (put 2024)	980	1,115
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	205	219
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	75	83
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 2050	70	76
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 2024 (put 2023)	105	105
City of Sanford, Housing Auth., Multi Family Housing Rev. Bonds (Matthews Garden Gilmore), Series 2020, 0.30% 2023 (put 2022)	750	750
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.455% 2041 (put 2022)[1]	440	441
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	200	206
		3,445

North Dakota 0.40%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	125	133
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	420	435
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	240	252
		820

Ohio 2.61%
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031 (preref. 2022)	375	378
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 2024 (put 2023)	200	200
G.O. Conservation Projects Bonds, Series 2019-A, 2.00% 2022	20	20
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 2030	125	162
County of Geauga, Rev. Bonds (South Franklin Circle Project), Series 2012-A, 8.00% 2047 (preref. 2022)[3]	890	986
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2024	310	341
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2026	500	590
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 2024 (put 2023)	50	50
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)	80	80
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 2023 (put 2022)	190	190
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	80	86
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	185	205
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	135	148
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 2051	225	246
G.O. Infrastructure Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	600	633
Madison Local School Dist., School Improvement Rev. Ref. Bonds, Series 2014, 5.25% 2037 (preref. 2022)	530	545
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2029	30	38
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2032	160	210
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	125	133
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 2023	25	27
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2019-A, 5.00% 2029	15	19
		5,287

Private Client Services Funds	43

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma 0.62%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	$145	$156
Housing Fin. Agcy., Collateralized Rev. Bonds (Deer Park & Apple Run Apartments), Series 2019, 1.60% 2022	250	250
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	40	41
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	275	311
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	420	491
		1,249

Oregon 0.21%
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 2051	245	266
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 2024 (put 2023)	115	115
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)	50	50
		431

Pennsylvania 1.92%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	300	310
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.384% 2030 (put 2025)[1]	50	50
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.384% 2031 (put 2025)[1]	70	70
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.384% 2032 (put 2025)[1]	55	55
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2032 (preref. 2023)	20	22
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2034 (preref. 2023)	20	22
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	235	251
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 2050	355	380
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)	760	757
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 2024 (put 2023)	85	85
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	775	796
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2027	190	232
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2022	95	100
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2042 (preref. 2022)	275	289
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2029 (preref. 2021)	185	186
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	55	55
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2023	225	240
		3,900

Rhode Island 0.08%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	165	170

South Carolina 1.38%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	500	500
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 2024 (put 2023)	130	130
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	225	246
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	160	177
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	80	87
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	225	241
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2021	250	250
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	55	59
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-B, 5.00% 2021 (escrowed to maturity)	405	407
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	120	136

44	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	$110	$110
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	35	40
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022	400	420
		2,803

South Dakota 0.39%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	95	99
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	375	415
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051	260	281
		795

Tennessee 1.58%
Town of Greeneville, Health and Educational Facs. Board, Multi Family Housing Rev. Bonds
(People RD Portfolio Project), Series 2019, 1.45% 2022 (put 2021)	1,100	1,101
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	25	25
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	20	20
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	200	214
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	570	601
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	245	257
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	265	290
City of Knoxville, Community Dev. Corp., Collateralized Multi Family Housing Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 2024 (put 2023)	40	40
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031	30	38
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2013, 5.00% 2025 (preref. 2023)	85	92
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2017-A, 4.00% 2048 (put 2023)	500	524
		3,202

Texas 18.63%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Apartments of Las Palmas I LLC), Series 2021, 0.25% 2024 (put 2022)	15	15
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2022	625	634
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2022	645	678
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2025	15	17
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2026	15	17
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2016-A, 5.00% 2024	310	342
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026	560	670
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2022	350	363
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2025	800	928
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2022	405	411
City of Arlington, Water and Wastewater System Rev. Bonds, Series 2021, 5.00% 2023	165	177
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 2040 (put 2023)	215	215
Austin Community College Dist., Maintenance Tax Notes, Series 2021, 5.00% 2022	100	104
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2020-C, 5.00% 2025	510	601
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2029	95	123
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	70	91
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2013-B, 5.00% 2033 (preref. 2023)	105	113
Brazosport Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2022	1,000	1,014
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	70	71
Brownsville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 3.00% 2026	500	555

Private Client Services Funds	45

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Cameron, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2024 (put 2023)	$50	$50
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	165	167
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 2041 (put 2024)	460	460
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023	135	143
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2038 (put 2024)	100	100
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	50	51
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	1,000	1,149
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 5.00% 2025 (preref. 2023)	600	637
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2014-C, 5.00% 2027	500	553
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 0.28% 2040 (put 2024)	210	208
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-E, 5.00% 2023	370	387
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)	180	180
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	15	16
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	400	456
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 2024	400	450
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2026	335	401
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	155	160
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	400	452
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024	130	147
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 2051 (put 2026)	500	499
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 1.95% 2049 (put 2022)[3]	420	425
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2030	50	56
City of Galveston, Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)	150	150
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2030	400	457
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)	140	140
Grand Prairie Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.25% 2024	525	583
Hallsville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2025	515	592
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)	50	51
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)	100	100
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-1, (SIFMA Municipal Swap Index + 0.42%) 0.47% 2049 (put 2022)[1]	375	375
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 0.707% 2046 (put 2024)[1]	130	131
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)	130	130
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.20% 2031[1]	125	125
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2023 (preref. 2021)	600	600
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	110	115
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	150	169
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 2025 (put 2023)	50	50
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)	100	100
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)	165	165
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	310	336
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	370	409
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	405	451
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051	125	138

46	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	$135	$146
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)	100	99
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2028 (preref. 2022)	870	898
City of Houston, Combined Utility System Rev. Bonds, Series 2011-D, 5.00% 2026 (preref. 2021)	55	55
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 2.00% 2024	615	646
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2022	10	10
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2023	15	16
City of Houston, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)	85	85
Humble Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,000	1,014
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	100	101
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2027 (preref. 2025)	470	541
Killeen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	95	96
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	180	183
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024	500	553
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 2032	55	70
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2025	1,000	1,156
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2021-A, 5.00% 2031	60	79
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)	90	89
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026	170	197
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2022	10	10
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2025	120	140
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)	85	85
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2022	45	47
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024	395	434
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024 (escrowed to maturity)	190	209
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,500	1,647
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 2050 (put 2025)	1,000	1,001
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)	230	230
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	125	127
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2038	500	529
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2022	500	507
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	135	143
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	50	65
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2021)	960	989
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2024	200	221
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2025	250	286
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2026	260	307
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	300	311
San Angelo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030 (preref. 2024)	1,110	1,227
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 2045 (put 2026)	230	233
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)	140	148
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2026	330	390
City of San Antonio, General Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2022	70	71
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	80	85
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	30	33
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.65% 2041 (put 2026)	310	307
Transportation Commission, G.O. Mobility Fund Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	550	611
County of Travis, Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 2041 (put 2025)	770	765
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2029	160	205

Private Client Services Funds	47

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2021, 5.00% 2031	$80	$107
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2022	550	562
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 2023	45	48
		37,767

Utah 0.44%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	195	208
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2024	275	308
County of Salt Lake, Board of Education, G.O. Rev. Ref. Bonds (Utah School Bond Guaranty Act), Series 2021, 5.00% 2024	250	280
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 2023	15	16
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2024	65	72
		884

Vermont 0.02%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	40	44

Virginia 1.79%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2025	130	151
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033	450	474
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034	235	248
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2023 (preref. 2022)	555	565
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 2041 (put 2024)	500	500
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Oakwood North Four Project), Series 2021, 0.41% 2025 (put 2024)	570	569
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 0.45% 2041 (put 2022)	225	225
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2024	70	77
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2026	150	176
County of Smyth, G.O. Public Improvement Bonds, Series 2011-A, 5.00% 2031 (preref. 2021)	500	500
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.20% 2040 (put 2024)	140	142
		3,627

Washington 3.14%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2028	65	82
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2018-C, 5.00% 2023	1,000	1,079
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 2024 (put 2023)	80	80
G.O. Bonds, Series 2022-A, 5.00% 2030	765	1,004
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	25	26
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-B, 4.00% 2042 (put 2030)	250	304
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)	45	45
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	285	302
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	870	945
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 2050	1,090	1,170
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 2050	720	795
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026	70	70

48	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024	$15	$15
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 0.30% 2045 (put 2026)[1]	115	116
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.54% 2046 (put 2023)[1]	325	326
		6,359

West Virginia 0.47%
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)	75	75
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 2024 (put 2023)	875	874
		949

Wisconsin 2.86%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	1,000	1,024
G.O. Bonds, Series 2014-B, 5.00% 2030 (preref. 2022)	795	814
G.O. Rev. Ref. Bonds, Series 2011-2, 5.00% 2022 (preref. 2021)	230	230
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.60% 2054 (put 2023)[1]	340	341
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2019-A, 5.00% 2021	70	70
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[2]	660	763
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012, 5.00% 2022 (escrowed to maturity)	655	680
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C,
5.00% 2027 (preref. 2022)	210	218
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	210	225
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	355	387
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052	30	33
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)	25	25
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)	35	35
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	308
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 2041 (put 2030)	115	140
Transportation Rev. Bonds, Series 2012-1, 5.00% 2024 (preref. 2022)	500	516
		5,809

Wyoming 0.47%
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 2050	705	759
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	170	188
		947

Total bonds, notes & other debt instruments (cost: $164,432,000)		165,941

Short-term securities 18.79%
Municipals 18.79%
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	45	45
State of California, City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-C-1, 0.04% 2032[1]	2,500	2,500
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.02% 2042[1]	500	500
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Charles Hight Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	40	40
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Park Homes Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	45	45
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022	3,000	3,056
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.03% 2040[1]	3,000	3,000

Private Client Services Funds	49

Capital Group Short-Term Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 0.02% 2043[1]	$1,000	$1,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2009-A, 0.04% 2049[1]	5,000	5,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.02% 2042[1]	1,000	1,000
State of Minnesota, City of Shakopee, Multi Family Housing Rev. Bonds (Shakopee Village Apartments Project), Series 2021, 0.25% 2024 (put 2022)[4]	35	35
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.02% 2041[1]	5,295	5,295
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 0.02% 2039[1]	1,800	1,800
State of New York, New York City G.O. Bonds, Series 2021-2, 0.11% 2042[1]	205	205
State of New York, New York City G.O. Bonds, Series 2021-3, 0.11% 2042[1]	155	155
State of New York, New York City G.O. Bonds, Series 2016-A-5, 0.03% 2044[1]	2,000	2,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 0.02% 2035[1]	1,000	1,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 0.02% 2049[1]	3,500	3,500
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 0.03% 2039[1]	1,500	1,500
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.03% 2048[1]	700	700
State of Texas, Deer Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 0.16% 2042 (put 2022)[4]	225	225
State of Texas, Lone Star College System, Limited Tax G.O. Bonds, Series 2021-A, 5.00% 2/15/2022	20	20
State of Texas, Lone Star College System, Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 2/15/2022	35	36
State of Texas, Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2021	10	10
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[4]	35	35
State of Texas, Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2022	95	96
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.03% 2036[1]	2,100	2,100
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.03% 2044[1]	3,200	3,200

Total short-term securities (cost: $38,098,000)		38,098
Total investment securities 100.65% (cost: $202,530,000)		204,039
Other assets less liabilities (0.65%)		(1,316)

Net assets 100.00%		$202,723

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[5]	Value at 10/31/2021 (000)	[6]	Unrealized depreciation at 10/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	9	December 2021	$1,800		$1,973		$(9)
5 Year U.S. Treasury Note Futures	Long	26	December 2021	2,600		3,166		(14)
								$(23)

50	Private Client Services Funds

Capital Group Short-Term Municipal Fund

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $810,000, which represented .40% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

Private Client Services Funds	51

Capital Group California Core Municipal Fund

 Investment portfolio October 31, 2021

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 84.89%	Principal amount (000)	Value (000)
California 84.30%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	$975	$1,016
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	600	678
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	500	583
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027	630	739
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Capital Appreciation Bonds, Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,994
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 2035 (preref. 2025)	2,300	1,452
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 2036 (preref. 2025)	2,800	1,690
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2021	495	496
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2022	1,000	1,041
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2023	500	540
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	401
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	446
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	576
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 1.30% 2036 (put 2027)[1]	1,000	1,052
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2013-S-4, 5.00% 2043 (preref. 2023)	1,000	1,068
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.15% 2045 (put 2024)[1]	4,275	4,350
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	4,525	4,656
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 2056 (put 2028)	3,000	3,164
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,200	1,334
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2027 (preref. 2022)	2,965	3,025
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 2023	500	534
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	500	598
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	1,305	1,372
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 2026	600	710
Trustees of the California State University, Systemwide Rev. Bonds, Series 2015-A, 5.00% 2024	500	570
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	4,480	4,413
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,636

52	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023	$350	$358
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2022	200	205
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2023	225	238
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024	260	292
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	620	692
Cerritos Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2012-D, 0% 2027	830	772
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022	450	468
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	665	746
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2024	465	524
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2026	780	936
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2027	430	528
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2028	355	443
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2029	225	288
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2030	60	77
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,406
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 2030	1,000	867
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)	2,750	3,306
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	1,290	1,443
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,157
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2033	1,000	756
City of Concord, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	875
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2026	400	453
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2027	885	1,065
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2028	930	1,140
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2029	675	844
Desert Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2032	1,885	2,233
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 3.00% 2023	205	213
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 3.00% 2025	265	281
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,550	4,124
East Side Union High School Dist., G.O. Bonds, 2008 Election, Series 2012-D, 5.00% 2037 (preref. 2022)	500	518
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 2.75% 2028	535	596
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 4.00% 2029	1,210	1,479
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 2028	1,375	1,725
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2021	560	560
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2022	500	500
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series 2009-T-5, 5.00% 2023	1,290	1,375
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	530	598
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	500	563
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,125
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	855	888
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	580	668
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 2029	570	691
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	835	872
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024	1,000	1,116
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 2026	1,000	949
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023	535	576

Private Client Services Funds	53

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2026	$100	$112
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2027	120	136
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2027	625	724
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2029	390	463
G.O. Bonds, Series 2020, 5.00% 2026	3,000	3,633
G.O. Bonds, Series 2019, 5.00% 2029	2,000	2,592
G.O. Bonds, Series 2021, 5.00% 2031	85	102
G.O. Bonds, Series 2021, 5.00% 2032	70	84
G.O. Bonds, Series 2021, 5.00% 2034	70	84
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	4,125	5,654
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2027	745	912
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	3,000	3,804
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	4,000	4,995
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2029	3,000	3,875
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2029	1,500	1,944
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,000	1,294
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2031	2,500	3,350
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2035	2,000	2,568
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022	400	417
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024	425	483
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022 (escrowed to maturity)	3,000	3,084
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,730	1,775
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2024 (escrowed to maturity)	2,000	1,977
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026 (escrowed to maturity)	2,785	2,689
Greenfield Elementary School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2007-A, Assured Guaranty Municipal insured, 0% 2029	1,270	1,110
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	250	282
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	910	967
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	1,105	1,174
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2023	650	705
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2021	350	351
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	1,000	1,145
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	1,025	1,074
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-D, 5.00% 2032 (put 2022)	2,675	2,803
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025	400	450
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, 5.00% 2030	1,900	2,469
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 2039 (put 2027)	2,135	2,639
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2024	150	151
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2025	375	376
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)	4,430	4,836
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2024	3,000	3,413
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026 (preref. 2025)	300	355
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2041 (preref. 2025)	680	804
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2013-A, 5.00% 2052 (preref. 2023)	1,665	1,806
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-A-1, 5.00% 2027	3,000	3,737
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	6,985	7,319
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2025	1,270	1,418
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 2026	830	956
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	183
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	147
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	1,000	1,139
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2026	1,750	2,121
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	600	676

54	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	$885	$958
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2025	100	117
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2026	125	150
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2027	110	135
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2028	375	470
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2029	140	175
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2030	340	423
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.25% 2037 (put 2022)[1]	1,000	1,001
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2027	650	790
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	700	718
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022	400	413
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	725	788
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023	850	898
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2022	225	232
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2023	200	217
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2024	210	237
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2025	250	292
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 2025	500	565
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, 4.00% 2028	500	599
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 2030	1,265	1,556
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2027	140	172
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2028	350	439
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2030	215	273
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023	500	541
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029	710	792
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2023	750	812
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2027	1,615	1,879
Kern Community College Dist., Safety Repair and Improvement G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, FSA insured, 0% 2022	1,500	1,497
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	1,600	1,852
La Habra School Dist., G.O. Bonds, Capital Appreciation Bonds, 2000 Election, Series 2002-A, FSA insured, 0% 2026	1,010	953
Lakeside Union School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,785	2,138
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2022	680	699
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2024	260	293
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	520	520
Long Beach Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2027	3,865	3,607
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2023	690	747
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 2031	420	556
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-E, 5.00% 2039	1,130	1,408
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2019-C, 5.00% 2025	2,000	2,317
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022	3,000	3,057
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-C, 5.00% 2022	575	593
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2013-A, 5.00% 2022	515	532

Private Client Services Funds	55

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2024	$535	$601
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2025	1,875	2,181
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2025	500	582
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 2027	1,100	1,359
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2028	650	823
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2013-A, 2.00% 2023	1,110	1,135
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2025 (put 2024)	1,295	1,290
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)	3,175	3,171
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2021-A, 5.00% 2030	6,410	8,467
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,190	1,235
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2008-G, 4.00% 2039 (preref. 2024)	3,350	3,683
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2023	520	561
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	5,000	6,172
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, Assured Guaranty Municipal insured, 0% 2029	585	521
Manhattan Beach Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,875	3,753
Manteca Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006, MBIA insured, 0% 2027	560	517
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022	500	522
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	250	291
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,545	1,752
Mountain View School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2023	1,290	1,374
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	200	214
Municipal Fin. Auth., Rev. Bonds (California Institute of the Arts), Series 2021, 4.00% 2033	250	298
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2026	300	357
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2024	300	339
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023	750	805
Municipal Fin. Auth., Rev. Bonds (Village Grove Apartments), Series 2013-A, 3.10% 2021 (escrowed to maturity)	1,210	1,213
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022	470	490
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2026	335	398
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022	885	927
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	500	586
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2028	750	859
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2029	1,085	1,236
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,000	1,127
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2019, BAM insured, 5.00% 2027	530	642
Murrieta Valley Unified School Dist., G.O. Bonds, 2014 Election, Series 2020, 4.00% 2023	335	357
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2023	2,530	2,727
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 2049 (put 2024)	2,500	2,709
Oak Park Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2009-B, Assured Guaranty Municipal insured, 0% 2029	605	531
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	1,325	1,584
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,230
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2034	1,000	1,158
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	2,000	2,071
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	915	947
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2024	1,310	1,471
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	3,000	3,486
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty insured, 5.00% 2026	1,125	1,309
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2023 (preref. 2022)	550	570
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-B, 5.00% 2025	1,065	1,237

56	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	$1,000	$1,161
County of Orange, Airport Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	1,000	1,032
County of Orange, Community Facs. Dist. No. 2016-1 (Village of Esencia), Special Tax Bonds, Series 2016-A, 5.00% 2026	570	673
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2032	1,500	2,010
County of Orange, Water Dist. Rev. Certs. of Part. (Interim Obligations), Series 2019-A, 2.00% 2023	2,725	2,787
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	250	279
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2022	700	719
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2024	450	502
Oxnard Unified School Dist., G.O. Bonds, 2012 Election, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2037 (preref. 2022)	500	518
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	630	739
Paramount Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,907
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2026	250	298
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2027	200	244
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2028	285	355
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2029	400	507
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2025	2,680	3,006
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 4.00% 2022	915	940
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024	1,000	1,115
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2028	185	222
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2029	200	244
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2030	215	260
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2031	350	421
Pleasant Valley School Dist., G.O. Bonds, 2018 Election, Series A, 5.00% 2029	645	770
Pollution Control Fncg. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.60% 2040 (put 2023)	3,270	3,266
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	454
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	850	881
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	500	520
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	885	961
Public Fin. Auth., Electric System Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	730	791
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,115	1,156
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,000	1,250
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	500	542
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2028	450	507
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2029	500	571
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2031	520	605
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, Various State Prisons), Series 2019-D, 5.00% 2028	1,000	1,266
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	790	849
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	1,650	1,876
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-C, 5.00% 2026	4,060	4,823
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2028	5,005	6,164
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 2028	5,000	6,043
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2028	1,415	1,750
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	673
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	300	335
City of Redding, Joint Powers Fin. Auth., Electric System Rev. Bonds, Series 2015-A, 5.00% 2024	15	17
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 2026	600	669
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 2027	750	847
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	200	224
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032	240	282
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2022	400	415

Private Client Services Funds	57

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Rio Hondo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-C, 0% 2033	$660	$534
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2023	1,075	1,169
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023	500	542
Riverside Community Properties Dev., Inc., Lease Rev. Bonds (Riverside County Law Building Project), Series 2013, 6.00% 2038 (preref. 2023)	2,585	2,876
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025	350	399
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026	400	457
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2029	850	992
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,117
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	770	835
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 2027	1,015	1,247
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 2030	200	248
County of Sacramento, Sanitation Dist. Fin. Auth., Rev. Ref. Bonds, Series 2021, 5.00% 2032	500	694
Sacramento Unified School Dist., G.O. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,107
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2027	585	683
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 2027	555	677
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2028	610	723
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2029	635	762
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.25% 2024	1,300	1,340
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	1,500	1,553
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2027	635	743
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2028	880	1,047
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2029	430	520
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022	200	209
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2030	200	263
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2031	150	197
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 2029	500	648
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 2026	255	288
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	400	490
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	320	401
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2029	585	745
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023	245	264
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	3,990	4,117
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	1,000	1,252
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	1,000	1,274
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2031	1,405	1,817
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 2029	320	414
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 5.00% 2028	850	1,073
County of San Diego, Water Auth. Rev. Ref. Bonds, Series 2013-A, 5.00% 2031 (preref. 2022)	900	944
County of San Diego, Water Auth. Rev. Ref. Green Bonds, Series 2021-A, 5.00% 2028	1,000	1,264
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2028	1,285	1,619
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2031	3,000	3,435
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 2026	1,000	1,166
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 2027	3,000	3,497
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-D-2, 5.00% 2024	1,000	1,114

58	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-B-2, 5.00% 2031	$2,780	$3,666
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2011-A, 5.00% 2029 (preref. 2021)	3,000	3,000
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	305	316
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Bonds, 2016 Election, Series 2020-C-1, 5.00% 2027	1,500	1,859
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2023	2,510	2,701
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,525	1,871
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 2022	1,000	1,024
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 2029	1,000	1,192
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2022	25	26
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2023	40	43
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2024	65	72
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2025	90	103
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2026	155	183
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1993, National insured, 0% 2022 (escrowed to maturity)	5,000	4,998
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1997-A, National insured, 0% 2025	285	278
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2029	500	633
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2030	250	322
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-B, 5.00% 2032	1,250	1,639
City of San Jose, Fin. Auth., Lease Rev. Ref. Bonds (Civic Center Project), Series 2013-A, 5.00% 2030 (preref. 2023)	1,625	1,747
City of San Jose, G.O. Bonds (Disaster Preparedness, Public Safety and Infrastructure), Series 2021-A, 5.00% 2030	2,250	2,993
San Jose Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025	795	776
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	518
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	406
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	565
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2024	1,000	1,127
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2022	310	322
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	530	592
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2025	375	418
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2024	1,235	1,361
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025	345	391
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025	405	459
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 2027	500	590
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 2029	500	609
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, FGIC-National insured, 0% 2024	1,210	1,187
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2024	500	558
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025	1,110	1,275
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2027[2]	740	831
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2029[2]	805	894
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2031[2]	875	1,008
School Fin. Auth., School Fac. Rev. Bonds (Kipp LA Projects), Series 2017-A, 5.00% 2027[2]	600	719
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024	940	992
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2024[2]	585	648
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 2025[2]	600	634
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2026[2]	505	591
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2022[2]	200	206
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2023[2]	225	241
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2024[2]	130	144
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2024[2]	100	111

Private Client Services Funds	59

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2025[2]	$150	$171
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2025[2]	105	120
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2026[2]	110	129
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2026[2]	105	123
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2027[2]	220	264
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2027[2]	100	120
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2028[2]	100	122
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2029[2]	100	124
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2030[2]	100	126
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023	150	155
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024	145	150
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025	365	378
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026	150	155
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023	500	544
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024	4,065	4,259
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 2026	5,040	4,998
Solano Community College Dist., G.O. Bonds, 2015 Election, Series 2013-A, 4.375% 2047 (preref. 2023)	595	638
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2031	2,885	3,825
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2032	500	675
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2027	1,100	1,362
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2026	200	241
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2027	400	495
Stanislaus Union School Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 5.00% 2025	500	582
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Harriet Tubman Terrace Apartments), Series 2021-Q, 0.24% 2024 (put 2023)	7,000	6,990
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	5,000	4,998
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025	750	862
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2028	2,085	2,447
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2034	975	1,184
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023	1,110	1,203
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2015, 5.00% 2043 (preref. 2024)	5,000	5,694
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014, Assured Guaranty Municipal insured, 5.00% 2022	750	782
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	693
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	310	311
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	307
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2026	200	224
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2023	500	526
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2024	390	427
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028	860	1,081
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM insured, 5.00% 2031	3,000	3,958
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM insured, 5.00% 2032	3,500	4,588
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2022	1,000	1,026
Stockton Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-C, BAM insured, 5.00% 2030	2,145	2,681
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022	400	417

60	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2006, 4.00% 2026	$515	$573
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2025	1,715	1,918
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	6,000	6,691
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 5.00% 2024	1,250	1,391
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2025	1,000	1,151
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	545	628
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2027	600	737
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2028	700	879
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2029	660	845
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2030	300	386
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	860	973
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	862
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	400	447
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	175	174
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	1,500	1,486
Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023	375	409
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 2048 (put 2023)	2,000	2,146
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2031	1,150	1,511
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2023	600	637
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,055	1,111
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	2,810	3,060
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 2050	4,975	5,339
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	1,380	1,481
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	4,770	5,164
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	2,675	2,908
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050	4,980	5,345
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	680	710
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024	730	801
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026	270	311
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022	340	353
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025	400	451
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 2030	1,065	1,408
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 2031	745	1,006
West Contra Costa Unified School Dist., G.O. Bonds, 2010 Election, Series 2020-F, Assured Guaranty Municipal insured, 4.00% 2028	600	715
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2030	900	1,098
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 2027	3,000	3,846
West Kern Community College Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 4.00% 2032	2,700	3,217
Westminster School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A-1, Assured Guaranty insured, 0% 2023	1,000	994
Whittier City School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2030	825	941
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2029	215	258

Private Client Services Funds	61

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2030	$235	$280
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2031	260	309
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 2031	500	428
		559,873

Missouri 0.02%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	95	101

Texas 0.08%
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 2024	500	558

United States 0.49%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 2033	2,911	3,242

Total bonds, notes & other debt instruments (cost: $553,137,000)		563,774

Short-term securities 13.64%
Municipals 13.64%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.02% 2035[1]	15,765	15,765
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 0.02% 2035[1]	4,000	4,000
State of California, Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 0.01% 2033[1]	5,700	5,700
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	2,000	1,990
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 0.01% 2035[1]	7,500	7,500
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 0.01% 2035[1]	2,500	2,500
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 0.02% 2050[1]	8,500	8,500
State of California, City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 0.01% 2049[1]	5,200	5,200
State of California, County of Los Angeles, Schools Pooled Fncg. Program, Certs. of Parts., Series 2021-B, 2.00% 12/30/2021	6,000	6,018
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.02% 2037[1]	3,605	3,605
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.02% 2037[1]	750	750
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2005, 0.02% 2025[1]	3,000	3,000
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2021, 2.00% 6/30/2022	5,000	5,063
State of California, Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2002, 0.02% 2024[1]	2,435	2,435
State of California, City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 6/1/2022	4,525	4,527
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-4, 0.01% 2048[1]	11,295	11,295
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.02% 2032[1]	2,755	2,755

Total short-term securities (cost: $90,579,000)		90,603
Total investment securities 98.53% (cost: $643,716,000)		654,377
Other assets less liabilities 1.47%		9,753

Net assets 100.00%		$664,130

62	Private Client Services Funds

Capital Group California Core Municipal Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[3]	Value at 10/31/2021 (000)	[4]	Unrealized appreciation at 10/31/2021 (000)
10 Year U.S. Treasury Note Futures	Short	63	December 2021	$(6,300)		$(8,234)		$94

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,326,000, which represented 1.10% of the net assets of the fund.
[3]	Notional amount is calculated based on the number of contracts and notional contract size.
[4]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

Private Client Services Funds	63

Capital Group California Short-Term Municipal Fund

Investment portfolio October 31, 2021

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 85.57%	Principal amount (000)	Value (000)
California 85.57%
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	$450	$474
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2022	500	518
City of Anaheim, Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 2022	230	240
City of Anaheim, Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 2023	200	218
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023 (preref. 2022)	1,640	1,660
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2013-S-4, 5.00% 2043 (preref. 2023)	1,525	1,629
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 2056 (put 2028)	1,000	1,055
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,000	1,112
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2031 (preref. 2022)	1,365	1,392
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2022	225	234
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	500	526
Burlingame Elementary School Dist., G.O. Bonds, 2020 Election, Series A, 3.00% 2022	600	613
Trustees of the California State University, Systemwide Rev. Bonds, Series 2018-A, 5.00% 2023	1,045	1,144
Trustees of the California State University, Systemwide Rev. Bonds, Series 2013-A, 5.00% 2023	400	438
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-A, 5.00% 2024	800	911
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,650	1,740
Chino Basin Regional Fin. Auth., Rev. Notes (Inland Empire Utilities Interim Fncg.), Series 2020-B, 4.00% 2025	1,500	1,695
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2006-B, Assured Guaranty insured, 0% 2026	1,205	1,157
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 4.00% 2022	1,350	1,379
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2025	125	144
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2027	500	609
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2024	400	435
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2025	410	456
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 2025	845	990
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2023	255	271
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2025	275	304
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2026	285	319
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	225	253
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	300	361
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 2025	425	490
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	845	879

64	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Fowler Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	$745	$817
County of Fresno, Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 4.00% 2024	395	435
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,350	1,375
G.O. Bonds, Series 2021, 5.00% 2027	1,475	1,829
G.O. Bonds, Series 2013-E, (SIFMA Municipal Swap Index + 0.43%) 0.48% 2029 (put 2023)[1]	500	501
Glendale Community College Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2020-B, 4.00% 2023	500	533
Glendale Unified School Dist., G.O. Bonds, 2011 Election, Series 2020-E, 4.00% 2024	475	524
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,500	1,539
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022 (escrowed to maturity)	1,000	1,028
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	410	436
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	400	466
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	1,000	1,048
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022	300	313
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-3, 2.00% 2036 (put 2025)	1,000	1,057
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	110	122
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)	1,475	1,610
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022 (escrowed to maturity)	200	210
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2023	1,275	1,396
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	400	470
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026 (preref. 2025)	275	325
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2046 (preref. 2025)	250	296
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,150	1,205
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2022	300	304
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 2024	680	737
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	750	761
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	1,200	1,255
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2008-A-3, 5.50% 2040 (preref. 2021)	1,500	1,503
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2026	700	847
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	500	549
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022	265	272
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	1,000	1,075
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (The Broad), Series 2021-A, 5.00% 2026	585	702
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	965	1,093
County of Kern, Water Agcy., Improvement Dist. No. 4, Water Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2023	800	857
Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bonds, 2016 Election, Series 2020-C, 4.00% 2026	645	745
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	470	487
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2022	270	278
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2023	260	277
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2024	425	468
Lake Elsinore Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2026	195	224
Lake Elsinore Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2027	210	245
Los Altos Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1997-C, National insured, 0% 2022	460	460
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022	1,000	1,019
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2013-A, 5.00% 2022	590	609
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-D, 4.00% 2023	500	531
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-B, 5.00% 2023	1,000	1,079
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-B, 5.00% 2023	825	891
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-B, 5.00% 2024	800	900
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2025	500	583
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2026	300	361
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2013-A, 2.00% 2023	500	511

Private Client Services Funds	65

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2024	$1,000	$1,122
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2025	1,500	1,745
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2026	400	481
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2025	750	873
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,164
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	250	258
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	685	739
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	991
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022	250	256
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	755	852
Merced City School Dist., G.O. Bonds, Capital Appreciation Bonds, 2003 Election, Series 2005, MBIA insured, 0% 2023	1,065	1,056
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2023	160	174
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2021, 5.00% 2026	635	763
Mountain View Whisman School Dist., G.O. Bonds, 2012 Election, Series 2016-B, 5.00% 2025	610	716
Municipal Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Capital Appreciation Bonds, Series 2010, Assured Guaranty Municipal insured, 0% 2023	260	258
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 2025	400	459
Napa Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013, 5.00% 2024 (preref. 2023)	250	271
New Haven Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2012, Assured Guaranty Municipal insured, 0% 2023	965	956
Newport Mesa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2007, National insured, 0% 2022	1,000	999
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 2049 (put 2024)	1,000	1,084
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,000	1,035
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2026	1,750	2,082
County of Orange, Transportation Auth., Bond Anticipation Notes (I-405 Improvement Project), Series 2021, 5.00% 2024	1,185	1,345
County of Orange, Water Dist. Rev. Ref. Bonds, Series 2019-C, 5.00% 2024	500	565
Pasadena Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 2024	655	739
Peralta Community College Dist., G.O. Bonds, 2006 Election, Series 2020-E-1, 5.00% 2025	1,000	1,166
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2024	990	1,105
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2024	240	265
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2025	400	453
Pittsburg Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2010 Election, Series 2012-C, 0% 2047 (preref. 2022)	200	47
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2026	440	479
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022	500	520
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2011-A, 5.00% 2027	1,025	1,026
Public Works Board, Lease Rev. Ref. Bonds (Dept. of State Hospitals), Series 2016-E, 5.00% 2025	1,000	1,072
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2020-E, 5.00% 2024	1,000	1,137
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	505	574
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2024	330	374
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2025	1,330	1,517
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2027	250	302
Public Works Board, Lease Rev. Ref. Bonds (Various State Office Buildings), Series 2015-F, 5.00% 2024	150	167
Ravenswood City School Dist., G.O. Bonds, 2016 Election, Series 2016, 5.00% 2023	445	482
City of Redding, Electric System Rev. Ref. Bonds, Series 2018, 5.00% 2022	725	745
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2023	940	1,019
County of Riverside, Infrastructure Fncg. Auth., Lease Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	850	850
County of Riverside, Infrastructure Fncg. Auth., Lease Rev. Ref. Bonds, Series 2015-A, 5.00% 2021 (escrowed to maturity)	150	150
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2024	125	138
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2022	740	761
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022	620	639

66	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	$115	$125
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2023	450	478
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2024	520	569
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2026	490	564
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2027	255	316
City of San Diego, Public Fin. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 2022	335	347
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	500	539
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	500	561
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,000	1,032
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 2026	140	167
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-A, 5.00% 2025	1,000	1,160
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-D-2, 5.00% 2024	2,000	2,229
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2009-D-2, 4.00% 2023 (escrowed to maturity)	400	422
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2016-A-2, 5.00% 2024	400	446
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-D-2, 5.00% 2026	500	596
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 5.00% 2025	815	949
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2011-A, 5.00% 2029 (preref. 2021)	1,000	1,000
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2018-C, 2.125% 2048 (put 2023)	1,000	1,026
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	250	259
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2024	865	968
San Gabriel Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-B, 0% 2023	200	198
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2026	440	522
City of San Jose, Fin. Auth., Lease Rev. Ref. Bonds (Civic Center Project), Series 2013-A, 5.00% 2030 (preref. 2023)	2,000	2,150
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	155	161
Santa Monica-Malibu Unified School Dist., Certs. of Part., Capital Appreciation Notes, Series 2001-C, National insured, 0% 2022	100	100
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2024	485	535
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025	335	380
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 2025	1,050	1,187
Semitropic Water Storage Dist., Water Banking Rev. Ref. Bonds, Series 2012-A, 5.00% 2035 (preref. 2022)	1,325	1,393
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024	2,500	2,620
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 2026	2,025	2,008
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2025	1,000	1,166
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 2022	200	206
Southern California Public Power Auth., Rev. Ref. Green Bonds (Linden Wind Energy Project), Series 2020-A, 5.00% 2024	550	606
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	520	585
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022	310	319
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2022	265	274
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2021	150	150
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2023	250	268
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 4.00% 2023	660	708
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Harriet Tubman Terrace Apartments), Series 2021-Q, 0.24% 2024 (put 2023)	2,000	1,997

Private Client Services Funds	67

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	$1,000	$1,000
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018, 5.00% 2022	150	152
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2023	135	144
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2024	200	222
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2025	415	477
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2015, 5.00% 2043 (preref. 2024)	1,500	1,708
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022	700	722
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2026	325	387
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	155	155
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM insured, 5.00% 2029	1,865	2,379
City of Stockton, Public Fncg. Auth., Water Rev. Ref. Green Bonds, Series 2018-A, BAM insured, 5.00% 2022	1,210	1,260
Torrance Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-B-1, 0% 2023	250	248
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	450	465
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2025	500	583
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2026	550	659
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2027	225	269
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	440	436
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 2048 (put 2023)	1,000	1,073
Regents of the University of California, Limited Project Rev. Bonds, Series 2012-G, 5.00% 2022	150	154
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	2,500	2,930
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2023	450	478
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	465	490
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	1,310	1,427
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 2050	995	1,068
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	655	703
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	1,195	1,294
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050	1,990	2,136
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	680	710
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2021-BD, 5.00% 2025	1,000	1,183
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2024	300	329
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2026	640	737
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2024	250	281
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	100	104
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022	120	124
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	300	311
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2026	160	184
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2027	180	210
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2028	200	237

Total bonds, notes & other debt instruments (cost: $154,232,000)		155,490

Short-term securities 15.60%
Municipals 15.60%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.02% 2035[1]	8,700	8,700
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B-3, 0.01% 2034[1]	1,300	1,300
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 0.02% 2050[1]	4,000	4,000

68	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.02% 2037[1]	$3,500	$3,500
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.02% 2042[1]	1,350	1,350
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-4, 0.01% 2048[1]	3,600	3,600
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 0.02% 2048[1]	1,000	1,000
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-2, 0.01% 2032[1]	3,000	3,000
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.02% 2032[1]	1,900	1,900

Total short-term securities (cost: $28,351,000)		28,350

Total investment securities 101.17% (cost: $182,583,000)		183,840
Other assets less liabilities (1.17%)		(2,121)

Net assets 100.00%		$181,719

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

Private Client Services Funds	69

Capital Group Core Bond Fund

Investment portfolio October 31, 2021

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	42.25%
AAA/Aaa	20.93
AA/Aa	9.15
A/A	14.63
BBB/Baa	8.72
Short-term securities & other assets less liabilities	4.32

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.68%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 39.51%
U.S. Treasury 30.40%
U.S. Treasury 1.875% 2021	$500		$501
U.S. Treasury 2.125% 2021	1,000		1,003
U.S. Treasury 0.125% 2022	27,000		27,008
U.S. Treasury 1.50% 2022	1,920		1,943
U.S. Treasury 1.75% 2022	—	[1]	—	[1]
U.S. Treasury 1.875% 2022	3,745		3,784
U.S. Treasury 2.125% 2022	3,000		3,041
U.S. Treasury 0.125% 2023	10,000		9,986
U.S. Treasury 0.125% 2023	2,000		1,983
U.S. Treasury 0.25% 2023	2,610		2,605
U.S. Treasury 0.25% 2023	437		435
U.S. Treasury 1.25% 2023	1,000		1,015
U.S. Treasury 1.375% 2023[2]	1,275		1,296
U.S. Treasury 1.375% 2023	1,000		1,017
U.S. Treasury 1.75% 2023	1,000		1,022
U.S. Treasury 2.00% 2023	2,000		2,045
U.S. Treasury 2.125% 2023	3,415		3,528
U.S. Treasury 2.25% 2023	500		518
U.S. Treasury 2.50% 2023	1,050		1,089
U.S. Treasury 2.75% 2023	4,542		4,706
U.S. Treasury 2.75% 2023	2,250		2,353
U.S. Treasury 0.375% 2024	22,000		21,790
U.S. Treasury 1.75% 2024	4,000		4,117
U.S. Treasury 2.00% 2024	3,288		3,405
U.S. Treasury 2.00% 2024	2,480		2,566
U.S. Treasury 2.125% 2024	5,000		5,202
U.S. Treasury 2.125% 2024[2]	3,500		3,627
U.S. Treasury 2.25% 2024[2]	3,713		3,863
U.S. Treasury 2.25% 2024	1,820		1,889

70	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.75% 2024	$2,500	$2,624
U.S. Treasury 0.50% 2025	4,452	4,398
U.S. Treasury 1.375% 2025	8,128	8,276
U.S. Treasury 2.00% 2025	2,000	2,077
U.S. Treasury 2.625% 2025	6,600	7,028
U.S. Treasury 7.625% 2025[2]	750	917
U.S. Treasury 0.50% 2026	3,500	3,414
U.S. Treasury 0.75% 2026	1,150	1,132
U.S. Treasury 0.75% 2026	32	31
U.S. Treasury 0.875% 2026	7,428	7,327
U.S. Treasury 1.625% 2026	3,000	3,070
U.S. Treasury 1.75% 2026[2]	12,140	12,485
U.S. Treasury 1.125% 2027	477	475
U.S. Treasury 2.25% 2027	8,420	8,860
U.S. Treasury 2.25% 2027	2,200	2,316
U.S. Treasury 2.625% 2029	5,660	6,121
U.S. Treasury 1.25% 2031	6,971	6,777
		194,665

U.S. Treasury inflation-protected securities 9.11%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	12,151	12,387
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	10,746	11,590
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	14,301	15,582
U.S. Treasury Inflation-Protected Security 0.875% 2029[3]	4,958	5,763
U.S. Treasury Inflation-Protected Security 0.125% 2030[2,3]	11,775	13,053
		58,375

Total U.S. Treasury bonds & notes		253,040

Corporate bonds, notes & loans 27.60%
Financials 7.13%
ACE INA Holdings, Inc. 2.875% 2022	150	153
ACE INA Holdings, Inc. 3.35% 2026	45	49
ACE INA Holdings, Inc. 4.35% 2045	50	64
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	1,637	1,653
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	1,190	1,207
Allstate Corp. 0.75% 2025	637	624
Allstate Corp. 3.28% 2026	175	189
American International Group, Inc. 2.50% 2025	2,000	2,078
American International Group, Inc. 3.40% 2030	1,021	1,107
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[4]	1,108	1,090
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	1,740	1,729
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	1,385	1,322
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	748	758
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[4,5]	475	467
Citigroup, Inc. 4.45% 2027	400	450
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[4]	1,283	1,294
Citigroup, Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)[4]	502	511
Credit Suisse Group AG 3.80% 2023	500	524
GE Capital Funding, LLC 3.45% 2025	1,000	1,070
Goldman Sachs Group, Inc. 0.925% 2024 (USD-SOFR + 0.50% on 10/21/2023)[4]	1,545	1,544
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[4]	1,385	1,462
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[4]	400	393
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[4]	750	732
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]	679	680
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	725	795
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[4]	708	679
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[4]	175	201

Private Client Services Funds	71

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[4]	$1,125	$1,171
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[4]	1,165	1,201
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[4]	1,500	1,464
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	232	234
Lloyds Banking Group PLC 4.375% 2028	200	226
Marsh & McLennan Companies, Inc. 3.875% 2024	495	529
Marsh & McLennan Companies, Inc. 2.25% 2030	715	715
Metropolitan Life Global Funding I 0.95% 2025[5]	757	748
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[4]	995	991
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	1,640	1,703
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[4]	1,386	1,346
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[4]	954	945
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[4]	461	471
National Securities Clearing Corp. 0.40% 2023[5]	3,000	2,986
New York Life Global Funding 2.25% 2022[5]	305	310
New York Life Global Funding 0.90% 2024[5]	2,000	1,998
Northwestern Mutual Global Funding 0.80% 2026[5]	1,778	1,732
Toronto-Dominion Bank 0.45% 2023	1,353	1,350
Toronto-Dominion Bank 1.25% 2026	1,005	987
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]	1,715	1,736
		45,668

Consumer discretionary 4.70%
Amazon.com, Inc. 0.25% 2023	1,175	1,173
Amazon.com, Inc. 0.45% 2024	1,175	1,166
Amazon.com, Inc. 0.80% 2025	1,544	1,529
Amazon.com, Inc. 1.20% 2027	1,287	1,267
Amazon.com, Inc. 1.65% 2028	1,175	1,172
Amazon.com, Inc. 2.10% 2031	1,175	1,186
American Honda Finance Corp. 0.75% 2024	2,145	2,132
American Honda Finance Corp. 1.30% 2026	1,535	1,524
American Honda Finance Corp. 2.30% 2026	80	83
American Honda Finance Corp. 3.50% 2028	325	359
Bayerische Motoren Werke AG 0.75% 2024[5]	1,250	1,244
Bayerische Motoren Werke AG 0.80% 2024[5]	1,225	1,221
Bayerische Motoren Werke AG 1.25% 2026[5]	1,000	990
General Motors Company 4.20% 2027	1,020	1,116
Home Depot, Inc. 3.25% 2022	350	353
Home Depot, Inc. 1.50% 2028	1,840	1,808
Hyundai Capital America 0.80% 2023[5]	1,200	1,200
Hyundai Capital America 1.80% 2025[5]	481	482
Hyundai Capital America 2.375% 2027[5]	387	389
Hyundai Capital America 2.10% 2028[5]	350	342
McDonald’s Corp. 3.70% 2026	135	147
McDonald’s Corp. 3.50% 2027	185	202
NIKE, Inc. 2.375% 2026	615	645
Stellantis Finance US, Inc. 1.711% 2027[5]	1,365	1,344
Stellantis Finance US, Inc. 2.691% 2031[5]	900	887
Toyota Motor Credit Corp. 0.625% 2024	2,145	2,128
Toyota Motor Credit Corp. 3.00% 2025	1,240	1,313
Toyota Motor Credit Corp. 0.80% 2026	890	874
Toyota Motor Credit Corp. 1.125% 2026	1,840	1,815
		30,091

Industrials 2.34%
Avolon Holdings Funding, Ltd. 3.625% 2022[5]	587	594
Avolon Holdings Funding, Ltd. 3.95% 2024[5]	743	784
Avolon Holdings Funding, Ltd. 4.375% 2026[5]	925	999
Boeing Company 5.04% 2027	1,021	1,160
Boeing Company 3.25% 2028	1,095	1,147

72	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Emerson Electric Co. 1.80% 2027	$383	$386
General Dynamics Corp. 1.15% 2026	1,000	998
General Electric Co. 3.45% 2027	1,000	1,091
Honeywell International, Inc. 2.15% 2022	1,160	1,175
Honeywell International, Inc. 2.30% 2024	878	912
Masco Corp. 1.50% 2028	782	754
Raytheon Technologies Corp. 3.20% 2024	275	289
Siemens AG 0.40% 2023[5]	1,140	1,140
Siemens AG 0.65% 2024[5]	1,425	1,420
Siemens AG 1.20% 2026[5]	808	800
Union Pacific Corp. 3.75% 2025	230	250
Union Pacific Corp. 2.15% 2027	793	816
United Technologies Corp. 3.65% 2023	27	28
Vinci SA 3.75% 2029[5]	200	222
		14,965

Utilities 2.02%
Ameren Corp. 2.50% 2024	373	388
Connecticut Light and Power Co. 3.20% 2027	1,025	1,107
Duke Energy Progress, LLC 3.375% 2023	786	824
Duke Energy Progress, LLC 3.70% 2028	200	222
Entergy Louisiana, LLC 0.95% 2024	1,860	1,852
Eversource Energy 2.75% 2022	750	755
FirstEnergy Transmission LLC 2.866% 2028[5]	425	438
Florida Power & Light Company 2.85% 2025	225	237
NextEra Energy Capital Holdings, Inc. 2.25% 2030	1,276	1,276
Pacific Gas and Electric Co. 3.45% 2025	150	156
Pacific Gas and Electric Co. 3.75% 2028	150	157
Pacific Gas and Electric Co. 2.50% 2031	175	167
Pacific Gas and Electric Co. 3.30% 2040	50	47
Southern California Edison Co. 0.975% 2024	925	921
Southern California Edison Co. 3.70% 2025	1,000	1,081
Southern California Edison Co. 2.85% 2029	1,000	1,032
Tampa Electric Co. 2.60% 2022	350	355
Virginia Electric and Power Co. 3.10% 2025	1,040	1,099
Xcel Energy, Inc. 3.35% 2026	749	803
		12,917

Information technology 2.00%
Adobe, Inc. 1.90% 2025	647	663
Analog Devices, Inc. 1.70% 2028	418	416
Apple, Inc. 0.70% 2026	1,135	1,113
Apple, Inc. 1.20% 2028	1,418	1,375
Apple, Inc. 1.25% 2030	1,470	1,389
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	185	201
Broadcom, Inc. 1.95% 2028[5]	123	121
Broadcom, Ltd. 3.625% 2024	270	284
Fidelity National Information Services, Inc. 1.15% 2026	1,283	1,258
Fidelity National Information Services, Inc. 1.65% 2028	129	126
Fiserv, Inc. 3.20% 2026	670	713
Fiserv, Inc. 2.25% 2027	777	790
Fortinet, Inc. 1.00% 2026	696	678
Intuit, Inc. 0.95% 2025	255	252
Intuit, Inc. 1.35% 2027	235	230
Microsoft Corp. 2.40% 2026	1,951	2,048
Oracle Corp. 2.30% 2028	668	678
PayPal Holdings, Inc. 1.65% 2025	481	488
		12,823

Private Client Services Funds	73

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services 1.95%
Alphabet, Inc. 0.80% 2027	$490	$470
Alphabet, Inc. 1.10% 2030	1,605	1,507
Alphabet, Inc. 2.05% 2050	440	396
AT&T, Inc. 2.30% 2027	996	1,019
AT&T, Inc. 1.65% 2028	1,065	1,039
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	183
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	502	500
Comcast Corp. 3.95% 2025	539	592
Comcast Corp. 1.95% 2031	704	687
SBA Tower Trust 1.631% 2026[5]	983	971
T-Mobile US, Inc. 3.75% 2027	1,119	1,215
Verizon Communications, Inc. 3.00% 2027	450	477
Verizon Communications, Inc. 2.10% 2028	1,250	1,254
Verizon Communications, Inc. 2.355% 2032[5]	2,210	2,179
		12,489

Consumer staples 1.94%
7-Eleven, Inc. 0.95% 2026[5]	250	243
7-Eleven, Inc. 1.30% 2028[5]	175	167
Altria Group, Inc. 2.35% 2025	156	161
Altria Group, Inc. 4.40% 2026	117	130
Altria Group, Inc. 3.40% 2030	89	93
British American Tobacco PLC 3.462% 2029	1,850	1,938
Coca-Cola Company 1.00% 2028	1,625	1,556
Constellation Brands, Inc. 3.20% 2023	386	398
Constellation Brands, Inc. 2.875% 2030	239	248
Costco Wholesale Corp. 2.30% 2022	285	288
Keurig Dr Pepper, Inc. 4.057% 2023	251	264
Keurig Dr Pepper, Inc. 3.20% 2030	500	531
Kimberly-Clark Corp. 1.05% 2027	185	179
Kimberly-Clark Corp. 3.10% 2030	116	126
Molson Coors Brewing Co. 3.00% 2026	245	260
Nestle Holdings, Inc. 1.50% 2028[5]	1,750	1,714
Nestlé Holdings, Inc. 1.00% 2027[5]	1,640	1,582
PepsiCo, Inc. 1.625% 2030	85	83
Philip Morris International, Inc. 1.50% 2025	274	276
Philip Morris International, Inc. 0.875% 2026	566	550
Procter & Gamble Company 0.55% 2025	796	779
Procter & Gamble Company 1.00% 2026	362	359
Procter & Gamble Company 3.00% 2030	495	538
		12,463

Health care 1.93%
Abbott Laboratories 3.40% 2023	98	103
Abbott Laboratories 3.75% 2026	292	323
Aetna, Inc. 2.80% 2023	55	57
AmerisourceBergen Corp. 0.737% 2023	853	854
Amgen, Inc. 2.20% 2027	740	755
AstraZeneca Finance LLC 0.70% 2024	1,486	1,485
AstraZeneca Finance LLC 1.20% 2026	600	595
AstraZeneca Finance LLC 1.75% 2028	444	443
AstraZeneca PLC 3.375% 2025	445	482
Becton, Dickinson and Company 3.734% 2024	17	18
Boston Scientific Corp. 3.45% 2024	675	712
Cigna Corp. 3.75% 2023	99	104
CVS Health Corp. 1.30% 2027	1,384	1,342
CVS Health Corp. 4.30% 2028	282	319
GlaxoSmithKline PLC 3.375% 2023	750	783
Novartis Capital Corp. 1.75% 2025	1,006	1,027
Novartis Capital Corp. 2.00% 2027	275	282

74	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Pfizer, Inc. 2.95% 2024	$485	$509
Shire PLC 2.875% 2023	120	124
Shire PLC 3.20% 2026	300	319
Thermo Fisher Scientific, Inc. 1.75% 2028	385	380
UnitedHealth Group, Inc. 1.15% 2026	495	490
UnitedHealth Group, Inc. 2.30% 2031	348	352
Zimmer Holdings, Inc. 3.15% 2022	485	488
		12,346

Energy 1.83%
Boardwalk Pipeline Partners LP 4.95% 2024	460	504
BP Capital Markets PLC 4.234% 2028	437	499
Canadian Natural Resources, Ltd. 2.05% 2025	996	1,012
Enbridge Energy Partners LP 5.875% 2025	230	265
Energy Transfer Operating LP 3.75% 2030	1,645	1,754
Energy Transfer Partners LP 4.20% 2023	155	163
Energy Transfer Partners LP 4.50% 2024	90	97
EOG Resources, Inc. 4.375% 2030	501	583
Equinor ASA 3.625% 2028	165	183
Exxon Mobil Corp. 2.019% 2024	127	131
Exxon Mobil Corp. 2.44% 2029	183	189
Kinder Morgan, Inc. 3.15% 2023	495	509
MPLX LP 3.375% 2023	75	78
MPLX LP 4.00% 2028	350	385
ONEOK, Inc. 4.55% 2028	638	719
ONEOK, Inc. 6.35% 2031	469	596
Phillips 66 4.30% 2022	290	295
Phillips 66 3.85% 2025	1,253	1,351
Pioneer Natural Resources Company 1.125% 2026	238	233
SA Global Sukuk, Ltd. 1.602% 2026[5]	1,505	1,488
Saudi Arabian Oil Co. 1.625% 2025[5]	200	199
Schlumberger BV 4.00% 2025[5]	165	180
Williams Companies, Inc. 3.50% 2030	293	315
		11,728

Real estate 1.16%
Alexandria Real Estate Equities, Inc. 3.95% 2028	60	67
Alexandria Real Estate Equities, Inc. 1.875% 2033	596	560
American Campus Communities, Inc. 3.75% 2023	300	311
American Campus Communities, Inc. 4.125% 2024	415	447
American Tower Corp. 1.45% 2026	982	968
American Tower Corp. 1.60% 2026	717	713
Corporate Office Properties LP 2.75% 2031	294	295
Equinix, Inc. 2.90% 2026	929	975
Equinix, Inc. 1.80% 2027	326	324
Equinix, Inc. 2.00% 2028	433	429
Essex Portfolio LP 3.50% 2025	490	521
Gaming and Leisure Properties, Inc. 3.35% 2024	242	255
Kimco Realty Corp. 3.40% 2022	35	36
Public Storage 0.875% 2026	134	131
Public Storage 1.85% 2028	553	553
Scentre Group 3.50% 2025[5]	250	265
Sun Communities Operating LP 2.30% 2028	559	555
		7,405

Materials 0.60%
Air Products and Chemicals, Inc. 1.50% 2025	757	765
Air Products and Chemicals, Inc. 1.85% 2027	155	158
Dow Chemical Co. 3.625% 2026	250	271

Private Client Services Funds	75

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Dow Chemical Co. 2.10% 2030	$1,000	$984
DowDuPont, Inc. 4.493% 2025	515	573
LYB International Finance III, LLC 2.25% 2030	496	494
Vale Overseas, Ltd. 3.75% 2030	587	598
		3,843

Total corporate bonds, notes & loans		176,738

Mortgage-backed obligations 12.24%
Federal agency mortgage-backed obligations 8.21%
Fannie Mae Pool #889995 5.50% 2038[6]	160	184
Fannie Mae Pool #MA4387 2.00% 2041[6]	853	870
Fannie Mae Pool #AI5236 5.00% 2041[6]	294	333
Fannie Mae Pool #AI8806 5.00% 2041[6]	52	59
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[6]	3	4
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[6]	126	127
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[6,7]	172	173
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[6]	23	23
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[6]	303	307
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[6]	40	40
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.405% 2023[6,7]	300	305
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.526% 2024[6,7]	253	259
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.554% 2024[6,7]	403	417
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.621% 2024[6,7]	365	379
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[6]	29	30
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[6]	43	43
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[6]	333	341
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[6]	500	512
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[6]	210	215
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[6]	164	167
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[6]	227	233
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[6]	62	62
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[6]	19	19
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[6,7]	461	493
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[5,6]	37	38
Freddie Mac, Series 3272, Class PA, 6.00% 2037[6]	10	12
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[6]	241	243
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[6]	606	608
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,7]	381	394
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	280	290
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,7]	278	288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,7]	158	168
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]	345	364
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	173	183
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]	1,418	1,478
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[6]	1,398	1,445
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[6]	1,503	1,565
Government National Mortgage Assn. 2.00% 2051[6,8]	2,410	2,441
Government National Mortgage Assn. 2.00% 2051[6,8]	483	488
Government National Mortgage Assn. Pool #694836 5.661% 2059[6]	2	2
Government National Mortgage Assn. Pool #776095 4.907% 2064[6]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[6]	8	8
Government National Mortgage Assn., Series 2012-H20, Class PT, 0.899% 2062[6,7]	265	264
Uniform Mortgage-Backed Security 2.00% 2051[6,8]	7,666	7,651
Uniform Mortgage-Backed Security 2.00% 2052[6,8]	6,981	6,953
Uniform Mortgage-Backed Security 2.50% 2052[6,8]	21,615	22,103
		52,582

76	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 2.44%
Bellemeade Re, Ltd., Series 2019-3A, Class M1A, 1.189% 2029[5,6,7]	$30	$30
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[5,6,7]	217	217
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[5,6,7]	1,231	1,232
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[5,6,7]	345	349
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,6]	704	774
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[5,6,9]	565	565
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,6,7]	544	547
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[5,6,7]	839	844
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[5,6,7]	527	528
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.889% 2053[5,6,7]	777	776
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.989% 2053[5,6,7]	719	722
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.934% 2055[5,6,7]	808	814
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.782% 2022[5,6,7]	1,305	1,307
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.839% 2055[5,6,7]	5,557	5,557
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[5,6,7]	332	328
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.789% 2054[5,6,7]	1,000	1,001
		15,591

Commercial mortgage-backed securities 1.59%
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.679% 2034[5,6,7]	1,240	1,223
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.79% 2036[5,6,7]	693	694
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 0.979% 2036[5,6,7]	664	664
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.04% 2036[5,6,7]	509	510
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.76% 2038[5,6,7]	870	869
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.96% 2038[5,6,7]	327	327
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.19% 2038[5,6,7]	221	221
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.171% 2038[5,6,7]	261	262
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.471% 2038[5,6,7]	191	191
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.24% 2038[5,6,7]	1,500	1,504
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[5,6]	461	470
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.15% 2038[5,6,7]	1,343	1,346
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[5,6]	1,262	1,279
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.891% 2026[5,6,7]	460	461
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 0.99% 2038[5,6,7]	164	164
		10,185

Total mortgage-backed obligations		78,358

Asset-backed obligations 10.46%
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[5,6]	750	793
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[5,6]	539	549
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[5,6]	138	144
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[5,6]	462	463
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[5,6]	473	475
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[5,6]	1,136	1,132
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.074% 2030[5,6,7]	750	750
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.072% 2030[5,6,7]	492	492
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.048% 2028[5,6,7]	1,053	1,053
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.131% 2030[5,6,7]	1,095	1,095

Private Client Services Funds	77

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[5,6]	$111	$111
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[5,6]	228	228
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[6]	21	21
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[6]	408	413
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[6]	805	828
CarMaxAuto Owner Trust, Series 2019-2, Class B, 3.01% 2024[6]	775	800
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]	1,150	1,186
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.852% 2037[5,6]	593	593
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[5,6]	203	203
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.105% 2030[5,6,7]	1,557	1,557
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,6]	1,016	1,017
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,6]	166	165
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,6]	266	267
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,6]	93	94
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[5,6]	458	454
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[5,6]	428	427
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[5,6]	554	544
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[5,6]	150	150
Drive Auto Receivables Trust, Series 2020-1, Class B, 2.08% 2024[6]	1,233	1,236
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[6]	2,166	2,193
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[5,6]	2	2
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[5,6]	1,000	1,005
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.104% 2028[5,6,7]	1,643	1,643
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[5,6]	88	87
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[5,6]	517	521
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[5,6]	283	283
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,6]	237	234
Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.04% 2024[6]	433	435
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,6]	582	597
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[5,6]	439	438
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[5,6]	167	169
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[5,6]	443	445
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,6]	1,336	1,343
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,6]	893	900
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[5,6]	1,074	1,064
GM Financial Automobile Leasing Trust, Series 2020-2, Class A2A, 0.71% 2022[6]	51	51
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[6]	208	209
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[5,6]	1,138	1,133
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[5,6]	122	122
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[5,6]	1,234	1,229
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[5,6]	132	132
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[6]	704	710
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[5,6,7]	909	909
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[5,6,7]	1,665	1,667
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[5,6,7]	794	794
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[5,6]	1,100	1,103
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[5,6]	380	379
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[5,6]	175	174
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[5,6]	789	787
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[5,6]	1,821	1,808
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[5,6]	922	914
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[5,6]	1,730	1,722
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[5,6]	2,723	2,717
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[5,6,7]	529	529
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A-3, 2.90% 2023[6]	186	188
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[5,6]	288	288
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[5,6,7]	2,996	3,007
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[5,6,7]	1,500	1,500
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[5,6,7]	856	856
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.129% 2028[5,6,7]	443	443
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[5,6,7]	198	198
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.064% 2030[5,6,7]	1,390	1,390
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[6]	693	697

78	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.59% 2053[5,6,7]	$86	$86
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[5,6]	257	252
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.112% 2030[5,6,7]	1,660	1,661
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.112% 2030[5,6,7]	970	970
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[5,6,7]	895	895
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2028[5,6,9]	898	898
Stonepeak, Series 2021-1A, Class AA, 2.301% 2033[5,6]	377	379
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[5,6]	538	534
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[5,6]	196	192
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[5,6]	1,152	1,156
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[5,6]	658	641
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,6]	1,250	1,301
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[5,6]	445	447
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[6]	603	608
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[5,6]	1,163	1,165
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[5,6]	782	771
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[6]	750	754
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,6]	18	18
		66,983

Federal agency bonds & notes 2.74%
Fannie Mae 2.375% 2023	2,442	2,505
Fannie Mae 0.875% 2030	2,563	2,411
Freddie Mac 0.25% 2023	3,439	3,430
Freddie Mac 0.375% 2025	9,449	9,223
		17,569

Bonds & notes of governments & government agencies outside the U.S. 2.51%
Asian Development Bank 0.625% 2024	1,526	1,516
Canada 0.75% 2026	2,350	2,297
Denmark (Kingdom of) 0.125% 2022[5]	660	658
Denmark (Kingdom of) 0.125% 2022	655	653
European Investment Bank 2.25% 2022	751	757
European Investment Bank 0.75% 2026	758	741
Inter-American Development Bank 0.50% 2024	500	495
KfW 0.375% 2025	1,010	987
Kommunalbanken 0.50% 2024[5]	442	437
Kommunalbanken 0.375% 2025[5]	2,000	1,949
Kommuninvest i Sverige Aktiebolag 0.25% 2023[5]	905	902
Manitoba (Province of) 3.05% 2024	200	211
Ontario (Province of) 3.20% 2024	500	531
Ontario Teachers’ Finance Trust 0.875% 2026[5]	902	882
Quebec (Province of) 0.60% 2025	1,600	1,573
Saudi Arabia (Kingdom of) 4.00% 2025[5]	430	468
Saudi Arabia (Kingdom of) 4.50% 2030[5]	445	518
United Mexican States 4.15% 2027	460	514
		16,089

Municipals 0.62%
California 0.04%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	250	252

Florida 0.43%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	1,140	1,141
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	805	803
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	810	809
		2,753

Private Client Services Funds	79

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
New York 0.15%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	$965	$963

Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024	20	21

Total municipals		3,989

Total bonds, notes & other debt instruments (cost: $604,809,000)		612,766

Short-term securities 9.99%	Shares
Money market investments 9.99%
Capital Group Central Cash Fund 0.06%[10,11]	639,514	63,951

Total short-term securities (cost: $63,954,000)		63,951
Total investment securities 105.67% (cost: $668,763,000)		676,717
Other assets less liabilities (5.67%)		(36,322)

Net assets 100.00%		$640,395

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [12]	Value at 10/31/2021 (000) [13]	Unrealized (depreciation) appreciation at 10/31/2021 (000)
90 Day Euro Dollar Futures	Long	1,255	December 2022	$313,750	$311,020	$(768)
2 Year U.S. Treasury Note Futures	Long	189	December 2021	37,800	41,438	(175)
5 Year U.S. Treasury Note Futures	Short	406	December 2021	(40,600)	(49,430)	462
10 Year U.S. Treasury Note Futures	Long	168	December 2021	16,800	21,958	(196)
10 Year Ultra U.S. Treasury Note Futures	Short	69	December 2021	(6,900)	(10,007)	172
20 Year U.S. Treasury Bond Futures	Short	13	December 2021	(1,300)	(2,091)	(17)
30 Year Ultra U.S. Treasury Bond Futures	Short	20	December 2021	(2,000)	(3,928)	15
						$(507)

Investments in affiliates[11]
	Value of affiliate at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 10/31/2021 (000)	Dividend income (000)
Short-term securities 9.99%
Money market investments 9.99%
Capital Group Central Cash Fund 0.06%[10]	$79,218	$179,027	$194,288	$(2)	$(4)	$63,951	$60

80	Private Client Services Funds

Capital Group Core Bond Fund

[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $721,000, which represented .11% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $120,128,000, which represented 18.76% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,463,000, which represented .23% of the net assets of the fund.
[10]	Rate represents the seven-day yield at 10/31/2021.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority

CLO = Collateralized Loan Obligations

DAC = Designated Activity Company

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

Private Client Services Funds	81

Financial statements

Statements of assets and liabilities at October 31, 2021	(dollars and shares in thousands, except per-share amounts)

	Capital Group Core Municipal Fund		Capital Group Short-Term Municipal Fund		Capital Group California Core Municipal Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$792,736		$204,039		$654,377
Affiliated issuers	—		—		—
Cash	6,190		350		6,318
Cash collateral pledged for futures contracts	99		39		133
Receivables for:
Sales of investments	—	*	—		3,627
Sales of fund’s shares	764		756		5,427
Dividends and interest	6,583		1,804		5,782
Variation margin on futures contracts	4		1		3
Total assets	806,376		206,989		675,667

Liabilities:
Payables for:
Purchases of investments	20,733		4,198		11,225
Repurchases of fund’s shares	424		26		172
Investment advisory services	166		43		140
Services provided by related parties	—		(1)		—
Variation margin on futures contracts	—		—		—
Other	—	*	—	*	—	*
Total liabilities	21,323		4,266		11,537
Net assets at October 31, 2021	$785,053		$202,723		$664,130

Net assets consist of:
Capital paid in on shares of beneficial interest	$769,940		$200,638		$648,872
Total distributable earnings	15,113		2,085		15,258
Net assets at October 31, 2021	$785,053		$202,723		$664,130

Investment securities, at cost:
Unaffiliated issuers	$783,028		$202,530		$643,716
Affiliated issuers	—		—		—
Shares outstanding	73,891		19,767		61,752
Net asset value per share	$10.62		$10.26		$10.75

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

82	Private Client Services Funds

Financial statements (continued)

Statements of assets and liabilities at October 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

	Capital Group California Short-Term Municipal Fund		Capital Group Core Bond Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$183,840		$612,766
Affiliated issuers	—		63,951
Cash	2,424		3
Cash collateral pledged for futures contracts	25		—
Receivables for:
Sales of investments	—		53,694
Sales of fund’s shares	—	*	4,350
Dividends and interest	1,778		1,814
Variation margin on futures contracts	—		2
Total assets	188,067		736,580

Liabilities:
Payables for:
Purchases of investments	6,283		95,897
Repurchases of fund’s shares	26		43
Investment advisory services	39		135
Services provided by related parties	—		—
Variation margin on futures contracts	—		110
Other	—	*	—	*
Total liabilities	6,348		96,185
Net assets at October 31, 2021	$181,719		$640,395

Net assets consist of:
Capital paid in on shares of beneficial interest	$179,935		$638,411
Total distributable earnings	1,784		1,984
Net assets at October 31, 2021	$181,719		$640,395

Investment securities, at cost:
Unaffiliated issuers	$182,583		$604,809
Affiliated issuers	—		63,954
Shares outstanding	17,655		62,511
Net asset value per share	$10.29		$10.24

*	Amount less than one thousand.

See notes to financial statements.

Private Client Services Funds	83

Financial statements (continued)

Statements of operations for the year ended October 31, 2021	(dollars in thousands)

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends from affiliated issuers	$—	$—	$—
Interest from unaffiliated issuers	10,717	2,352	9,237
	10,717	2,352	9,237
Fees and expenses*:
Investment advisory services	1,808	501	1,597
Transfer agent services	8	2	8
Reports to shareholders	18	7	16
Registration statement and prospectus	66	38	13
Trustees’ compensation	59	17	53
Auditing and legal	48	41	47
Custodian	10	7	10
Other	5	1	4
Total fees and expenses before reimbursements	2,022	614	1,748
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	11	—
Total reimbursements of fees and expenses	—	11	—
Total fees and expenses after reimbursements	2,022	603	1,748
Net investment income	8,695	1,749	7,489

Net realized gain (loss) and unrealized (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	6,067	1,008	4,100
Affiliated issuers	—	—	—
Futures contracts	(531)	(141)	(327)
	5,536	867	3,773
Net unrealized (depreciation) appreciation on:
Investments in:
Unaffiliated issuers	(7,884)	(1,874)	(7,709)
Affiliated issuers	—	—	—
Futures contracts	(8)	(20)	115
	(7,892)	(1,894)	(7,594)
Net realized gain (loss) and unrealized (depreciation)	(2,356)	(1,027)	(3,821)

Net increase (decrease) in net assets resulting from operations	$6,339	$722	$3,668

See end of statements of operations for footnote.

See notes to financial statements.

84	Private Client Services Funds

Financial statements (continued)

Statements of operations for the year ended October 31, 2021 (continued)	(dollars in thousands)

	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends from affiliated issuers	$—	$60
Interest from unaffiliated issuers	1,998	9,798
	1,998	9,858
Fees and expenses*:
Investment advisory services	475	1,502
Transfer agent services	2	7
Reports to shareholders	7	16
Registration statement and prospectus	9	49
Trustees’ compensation	16	49
Auditing and legal	40	48
Custodian	7	18
Other	1	4
Total fees and expenses before reimbursements	557	1,693
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	—
Total fees and expenses after reimbursements	557	1,693
Net investment income	1,441	8,165

Net realized gain (loss) and unrealized (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	774	(751)
Affiliated issuers	—	(2)
Futures contracts	(185)	(54)
Swap contracts	—	193
	589	(614)
Net unrealized (depreciation) appreciation on:
Investments in:
Unaffiliated issuers	(1,796)	(9,946)
Affiliated issuers	—	(4)
Futures contracts	11	(784)
Swap contracts	—	(285)
	(1,785)	(11,019)
Net realized gain (loss) and unrealized (depreciation)	(1,196)	(11,633)

Net increase (decrease) in net assets resulting from operations	$245	$(3,468)

*	Additional information related to non-U.S. taxes and fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Private Client Services Funds	85

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Capital Group Core Municipal Fund		Capital Group Short-Term Municipal Fund		Capital Group California Core Municipal Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$8,695	$10,450	$1,749	$2,314	$7,489	$9,164
Net realized gain (loss)	5,536	7,512	867	1,171	3,773	5,569
Net unrealized (depreciation) appreciation	(7,892)	5,054	(1,894)	2,079	(7,594)	3,519
Net increase (decrease) in net assets resulting from operations	6,339	23,016	722	5,564	3,668	18,252

Distributions paid to shareholders	(15,834)	(11,198)	(2,260)	(2,262)	(12,004)	(9,836)

Net capital share transactions	142,622	56,358	(3,942)	78,354	45,429	62,052

Total increase (decrease) in net assets	133,127	68,176	(5,480)	81,656	37,093	70,468

Net assets:
Beginning of year	651,926	583,750	208,203	126,547	627,037	556,569
End of year	$785,053	$651,926	$202,723	$208,203	$664,130	$627,037

	Capital Group California Short-Term Municipal Fund		Capital Group Core Bond Fund
	Year ended October 31,		Year ended October 31,
	2021	2020	2021	2020
Operations:
Net investment income	$1,441	$1,969	$8,165	$8,989
Net realized gain (loss)	589	898	(614)	10,758
Net unrealized (depreciation) appreciation	(1,785)	1,043	(11,019)	11,281
Net increase (decrease) in net assets resulting from operations	245	3,910	(3,468)	31,028

Distributions paid to shareholders	(2,083)	(1,955)	(22,116)	(12,105)

Net capital share transactions	(15,782)	33,553	102,154	68,147

Total increase (decrease) in net assets	(17,620)	35,508	76,570	87,070

Net assets:
Beginning of year	199,339	163,831	563,825	476,755
End of year	$181,719	$199,339	$640,395	$563,825

See notes to financial statements.

86	Private Client Services Funds

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of five funds: Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund (each a “fund,” collectively the “funds”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund’s investment objectives are as follows:

Capital Group Core Municipal Fund — Seeks to provide current income exempt from federal income tax and to preserve capital.

Capital Group Short-Term Municipal Fund — Seeks to preserve capital and secondarily to provide current income exempt from federal income tax.

Capital Group California Core Municipal Fund — Seeks to provide current income exempt from federal and California income taxes and to preserve capital.

Capital Group California Short-Term Municipal Fund — Seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.

Capital Group Core Bond Fund — Seeks to provide current income and to preserve capital.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United State of America. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Private Client Services Funds	87

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the funds is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

88	Private Client Services Funds

Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of October 31, 2021 are as follows (dollars in thousands):

Capital Group Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$644,756	$—	$644,756
Short-term securities	—	147,980	—	147,980
Total	$—	$792,736	$—	$792,736

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$51	$—	$—	$51
Liabilities:
Unrealized depreciation on futures contracts	(58)	—	—	(58)
Total	$(7)	$—	$—	$(7)

*	Futures contracts are not included in the fund’s investment portfolio.

Capital Group Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$165,941	$—	$165,941
Short-term securities	—	38,098	—	38,098
Total	$—	$204,039	$—	$204,039

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(23)	$—	$—	$(23)

*	Futures contracts are not included in the fund’s investment portfolio.

Private Client Services Funds	89

Capital Group California Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$563,774	$—	$563,774
Short-term securities	—	90,603	—	90,603
Total	$—	$654,377	$—	$654,377

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$94	$—	$—	$94

*	Futures contracts are not included in the fund’s investment portfolio.

Capital Group California Short-Term Municipal Fund

At October 31, 2021, all of the fund’s investment securities were classified as Level 2.

Capital Group Core Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$253,040	$—	$253,040
Corporate bonds, notes & loans	—	176,738	—	176,738
Mortgage-backed obligations	—	78,358	—	78,358
Asset-backed obligations	—	66,983	—	66,983
Federal agency bonds & notes	—	17,569	—	17,569
Bonds & notes of governments & government agencies outside the U.S.	—	16,089	—	16,089
Municipals	—	3,989	—	3,989
Short-term securities	63,951	—	—	63,951
Total	$63,951	$612,766	$—	$676,717

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$649	$—	$—	$649
Liabilities:
Unrealized depreciation on futures contracts	(1,156)	—	—	(1,156)
Total	$(507)	$—	$—	$(507)

*	Futures contracts are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

90	Private Client Services Funds

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in municipal bonds of issuers within the state of California — Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Private Client Services Funds	91

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — Capital Group Core Bond Fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

92	Private Client Services Funds

Interest rate swaps — Capital Group Core Bond Fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the fund’s statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — Capital Group Core Bond Fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the fund’s statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

Private Client Services Funds	93

The following table presents the average month-end notional amounts of futures contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Futures contracts		Interest rate swaps		Credit default swaps
Capital Group Core Municipal Fund	$23,692		Not applicable		Not applicable
Capital Group Short-Term Municipal Fund	5,167		Not applicable		Not applicable
Capital Group California Core Municipal Fund	22,667		Not applicable		Not applicable
Capital Group California Short-Term Municipal	5,420	*	Not applicable		Not applicable
Capital Group Core Bond Fund	231,375		$53,620	*	$25,000	*

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and/or the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, October 31, 2021 (dollars in thousands):

Capital Group Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$51	Unrealized depreciation*	$58

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(531)	Net unrealized depreciation on futures contracts	$(8)

Capital Group Short-Term Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$23

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(141)	Net unrealized depreciation on futures contracts	$(20)

See end of tables for footnote.

94	Private Client Services Funds

Capital Group California Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$94	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(327)	Net unrealized appreciation on futures contracts	$115

Capital Group California Short-Term Municipal Fund

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(185)	Net unrealized appreciation on futures contracts	$11

Capital Group Core Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$649	Unrealized depreciation*	$1,156

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(54)	Net unrealized depreciation on futures contracts	$(784)
Swap	Interest	Net realized gain on swap contracts	575	Net unrealized depreciation on swap contracts	(285)
Swap	Credit	Net realized loss on swap contracts	(382)	Net unrealized appreciation on swap contracts	—
			$139		$(1,069)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Each fund participates in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of futures contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Private Client Services Funds	95

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; income on certain investments; amortization of premiums and discounts; paydowns on fixed-income securities; net capital losses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2021, were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund
Undistributed ordinary income	$2,465	$535	$1,100	$112	$99
Undistributed tax-exempt income	90	26	889	9	—
Undistributed long-term capital gains	2,811	—	2,586	405	—
Capital loss carryforward*	—	—	—	—	(3,316)
Gross unrealized appreciation on investments	12,158	1,795	12,294	1,546	11,906
Gross unrealized depreciation on investments	(2,410)	(272)	(1,612)	(287)	(4,024)
Net unrealized appreciation on investments	9,748	1,523	10,682	1,259	7,882
Cost of investments	782,981	202,493	643,789	182,581	668,328
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	254	337	177	126	(1)

*	Each fund’s capital loss carryforwards will be used to offset any capital gains realized by each fund in future years. Each fund will not make distributions from capital gains while a capital loss carryforward remains.

96	Private Client Services Funds

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

	Year ended October 31, 2021
	Tax-exempt income	Ordinary income	Long-term capital gains	Total distributions paid
Capital Group Core Municipal Fund	$8,677	$2,349	$4,808	$15,834
Capital Group Short-Term Municipal Fund	1,747	513	—	2,260
Capital Group California Core Municipal Fund	6,692	841	4,471	12,004
Capital Group California Short-Term Municipal Fund	1,439	117	527	2,083
Capital Group Core Bond Fund	—	15,330	6,786	22,116

	Year ended October 31, 2020
	Tax-exempt income	Ordinary income	Long-term capital gains	Total distributions paid
Capital Group Core Municipal Fund	$10,394	$620	$184	$11,198
Capital Group Short-Term Municipal Fund	2,262	—	—	2,262
Capital Group California Core Municipal Fund	9,118	565	153	9,836
Capital Group California Short-Term Municipal Fund	1,955	—	—	1,955
Capital Group Core Bond Fund	—	10,989	1,116	12,105

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. The fee for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund is 0.25% of the daily net assets of each fund.

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for Capital Group Short-Term Municipal Fund to limit the fund’s total annual operating expenses to 0.30% (as a percentage of daily net assets). Miscellaneous expenses exclude investment advisory services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended October 31, 2021, total fees and expenses reimbursed by CRMC were $11,000 for Capital Group Short-Term Municipal Fund. CRMC will not recoup all or a portion of these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC. No affiliated officers or trustees received any compensation directly from the series.

Investment in CCF — Capital Group Core Bond Fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments and is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or accounts managed by certain affiliates of CRMC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Private Client Services Funds	97

The following table presents purchase and sales transactions, if any, between each fund and related funds and the net realized gains from such sales as of October 31, 2021 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain
Capital Group Core Municipal Fund	$5	$1,320	$25
Capital Group Short-Term Municipal Fund	97	355	14
Capital Group California Core Municipal Fund	2,215	13,115	635
Capital Group California Short-Term Municipal Fund	2,437	4,567	148
Capital Group Core Bond Fund	—	1,194	39

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the year ended ended October 31, 2021.

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2021

Capital Group Core Municipal Fund	$191,931	17,895	$15,789	1,472	$(65,098)	(6,065)	$142,622	13,302
Capital Group Short-Term Municipal Fund	135,966	13,169	2,260	219	(142,168)	(13,767)	(3,942)	(379)
Capital Group California Core Municipal Fund	103,909	9,577	12,004	1,106	(70,484)	(6,480)	45,429	4,203
Capital Group California Short-Term Municipal Fund	68,363	6,590	2,083	201	(86,228)	(8,316)	(15,782)	(1,525)
Capital Group Core Bond Fund	109,167	10,477	21,938	2,097	(28,951)	(2,773)	102,154	9,801

Year ended October 31, 2020

Capital Group Core Municipal Fund	$106,929	10,012	$11,142	1,046	$(61,713)	(5,824)	$56,358	5,234
Capital Group Short-Term Municipal Fund	154,195	15,083	2,262	221	(78,103)	(7,630)	78,354	7,674
Capital Group California Core Municipal Fund	106,925	9,888	9,834	910	(54,707)	(5,130)	62,052	5,668
Capital Group California Short-Term Municipal Fund	111,175	10,735	1,955	189	(79,577)	(7,685)	33,553	3,239
Capital Group Core Bond Fund	97,338	9,219	11,994	1,147	(41,185)	(3,901)	68,147	6,465

98	Private Client Services Funds

10. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2021, as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund
Purchases of investment securities*	$330,447	$91,436	$223,741	$75,899	$1,145,566
Sales of investment securities*	298,418	108,382	232,398	102,309	1,079,222

*	Excludes short-term securities and U.S. government obligations, if any.

Private Client Services Funds	99

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements[3]	Ratio of expenses to average net assets after reimbursements[2,3]	Ratio of net income to average net assets[2]
Capital Group Core Municipal Fund
10/31/2021	$10.76	$.13	$(.02)	$.11	$(.13)	$(.12)	$(.25)	$10.62	.99%	$785	.28%	.28%	1.20%
10/31/2020	10.55	.18	.22	.40	(.18)	(.01)	(.19)	10.76	3.87	652	.28	.28	1.70
10/31/2019	10.15	.22	.40	.62	(.22)	—	(.22)	10.55	6.15	584	.28	.28	2.11
10/31/2018	10.41	.21	(.26)	(.05)	(.19)	(.02)	(.21)	10.15	(.32)	474	.27	.27	2.04
10/31/2017	10.48	.21	(.07)	.14	(.21)	— [4]	(.21)	10.41	1.39	442	.35	.34	2.02
Capital Group Short-Term Municipal Fund
10/31/2021	$10.33	$.09	$(.04)	$.05	$(.09)	$(.03)	$(.12)	$10.26	.43%	$203	.31%	.30%	.87%
10/31/2020	10.15	.14	.18	.32	(.14)	—	(.14)	10.33	3.16	208	.32	.30	1.36
10/31/2019	9.93	.19	.22	.41	(.19)	—	(.19)	10.15	4.19	127	.35	.30	1.92
10/31/2018	10.09	.17	(.18)	(.01)	(.15)	—	(.15)	9.93	.05	138	.32	.30	1.67
10/31/2017	10.11	.14	(.02)	.12	(.14)	— [4]	(.14)	10.09	1.26	150	.41	.35	1.42
Capital Group California Core Municipal Fund
10/31/2021	$10.90	$.13	$(.08)	$.05	$(.11)	$(.09)	$(.20)	$10.75	.53%	$664	.27%	.27%	1.17%
10/31/2020	10.73	.17	.18	.35	(.17)	(.01)	(.18)	10.90	3.29	627	.28	.28	1.55
10/31/2019	10.34	.20	.40	.60	(.20)	(.01)	(.21)	10.73	5.84	557	.28	.28	1.89
10/31/2018	10.57	.19	(.23)	(.04)	(.18)	(.01)	(.19)	10.34	(.27)	452	.27	.27	1.85
10/31/2017	10.69	.20	(.11)	.09	(.20)	(.01)	(.21)	10.57	.84	388	.35	.34	1.88
Capital Group California Short-Term Municipal Fund
10/31/2021	$10.39	$.08	$(.07)	$.01	$(.08)	$(.03)	$(.11)	$10.29	.12%	$182	.29%	.29%	.76%
10/31/2020	10.28	.12	.11	.23	(.12)	—	(.12)	10.39	2.26	199	.30	.30	1.16
10/31/2019	10.06	.15	.22	.37	(.15)	—	(.15)	10.28	3.55	164	.32	.30	1.46
10/31/2018	10.21	.13	(.15)	(.02)	(.12)	(.01)	(.13)	10.06	(.07)	129	.31	.30	1.28
10/31/2017	10.23	.11	(.02)	.09	(.11)	— [4]	(.11)	10.21	.97	120	.42	.35	1.11
Capital Group Core Bond Fund
10/31/2021	$10.70	$.14	$(.20)	$(.06)	$(.15)	$(.25)	$(.40)	$10.24	(.60)%	$640	.28%	.28%	1.36%
10/31/2020	10.31	.18	.46	.64	(.19)	(.06)	(.25)	10.70	6.28	564	.28	.28	1.73
10/31/2019	9.82	.23	.48	.71	(.22)	—	(.22)	10.31	7.33	477	.28	.28	2.24
10/31/2018	10.14	.21	(.34)	(.13)	(.19)	—	(.19)	9.82	(1.14)	446	.28	.28	2.08
10/31/2017	10.31	.16	(.12)	.04	(.16)	(.05)	(.21)	10.14	.41	416	.35	.34	1.58

Portfolio turnover rate for all share classes	Year ended October 31,
excluding mortgage dollar roll transactions[5,6]	2021	2020	2019	2018	2017
Capital Group Core Bond Fund	48%	80%	114%	41%	52%

Portfolio turnover rate for all share classes,	Year ended October 31,
including mortgage dollar roll transactions[6]	2021	2020	2019	2018	2017
Capital Group Core Municipal Fund	48%	62%	38%	55%	47%
Capital Group Short-Term Municipal Fund	51	58	50	70	42
Capital Group California Core Municipal Fund	38	37	22	69	27
Capital Group California Short-Term Municipal Fund	43	42	39	65	36
Capital Group Core Bond Fund	217	158	151	110	95

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of miscellaneous fee reimbursements from CRMC.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Refer to Note 5 for further information on mortgage dollar rolls.
[6]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

See notes to financial statements.

100	Private Client Services Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Private Client Services Funds and Shareholders of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short- Term Municipal Fund, and Capital Group Core Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, and Capital Group Core Bond Fund (constituting Capital Group Private Client Services Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and each of the financial highlights for each of the four years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended October 31, 2017 and the financial highlights for each of the periods ended on or prior to October 31, 2017 (not presented herein, other than the financial highlights for the period ended October 31, 2017) were audited by other auditors whose report dated December 19, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
December 15, 2021

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Private Client Services Funds	101

Expense example	unaudited

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2021, through October 31, 2021).

Actual expenses:

The first line of each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by CRMC’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

102	Private Client Services Funds

	Beginning account value 5/1/2021	Ending account value 10/31/2021	Expenses paid during period*	Annualized expense ratio
Capital Group Core Municipal Fund
Actual return	$1,000.00	$996.86	$1.41	.28%
Assumed 5% return	1,000.00	1,023.79	1.43	.28
Capital Group Short-Term Municipal Fund
Actual return	$1,000.00	$997.84	$1.66	.33%
Assumed 5% return	1,000.00	1,023.54	1.68	.33
Capital Group California Core Municipal Fund
Actual return	$1,000.00	$997.46	$1.41	.28%
Assumed 5% return	1,000.00	1,023.79	1.43	.28
Capital Group California Short-Term Municipal Fund
Actual return	$1,000.00	$997.49	$1.56	.31%
Assumed 5% return	1,000.00	1,023.64	1.58	.31
Capital Group Core Bond Fund
Actual return	$1,000.00	$996.06	$1.41	.28%
Assumed 5% return	1,000.00	1,023.79	1.43	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Private Client Services Funds	103

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended October 31, 2021:

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund
Long-term capital gains	$4,808,000	—	$4,471,000	$527,000	$6,782,000
Section 163(j) interest dividends	—	—	—	—	$9,195,000
Exempt interest dividends	100%	100%	100%	100%	—

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2022, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

104	Private Client Services Funds

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Joseph C. Berenato, 1946	2015	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	15	None
Vanessa C. L. Chang, 1952 Chair of the Board (Independent and Non-Executive)	2015	Former Director, EL & EL Investments (real estate)	16	Edison International/Southern California Edison; Transocean Ltd.
James G. Ellis, 1947	2019	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Jennifer C. Feikin, 1968	2019	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of California; former Director, First Descents	9	Hertz Global Holdings, Inc.
Pablo R. González Guajardo, 1967	2019	CEO, Kimberly-Clark de México, S.A.B. de C.V.	16	América Móvil, S.A.B. de C.V. (telecommunications company); Grupo Lala, S.A.B. de C.V. (dairy company); Grupo Sanborns, S.A.B. de C.V. (retail stores and restaurants); Kimberly-Clark de México, S.A.B. de C.V. (consumer staples)
Leslie Stone Heisz, 1961	2019	Former Managing Director, Lazard (retired, 2010); Director, Edwards Lifesciences; Trustee, Public Storage; Director, Kaiser Permanente (California public benefit corporation); Lecturer, UCLA Anderson School of Management	9	None
William D. Jones, 1955	2019	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and for the former City Scene Management Company (provided commercial asset management services)	17	Biogen Inc.; Sempra Energy

Interested trustee5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios overseen by trustee	Other directorships[3] held by trustee
John S. Armour, 1957 President and Trustee	2013	President — Capital Group Private Client Services, Inc.[6]	9	None

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling your relationship manager at (800) 266-9532. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 106 for footnotes.

Private Client Services Funds	105

Other officers7

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management
Aaron Applebaum, 1979 Senior Vice President	2017	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Mark Marinella, 1958 Senior Vice President	2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2009	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Capital Group Private Client Services, Inc.[6]
Timothy W. McHale, 1978 Vice President	2009	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, American Funds Distributors, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2009	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2014	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2012	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Kyle J. Ilsley, 1980 Assistant Treasurer	2020	Assistant Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships (other than the fund or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or its affiliates. Unless otherwise noted, all directorships are current.
[5]	The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the Investment Company Act of 1940, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	Company affiliated with Capital Research and Management Company.
[7]	All of the officers listed are officers of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

106	Private Client Services Funds

Office of the fund

6455 Irvine Center Drive Irvine,

CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses, which can be obtained from Capital Research and Management Company by calling (800) 266-9532 and should be read carefully before investing.

Capital Group Private Client Services Fund files a complete list of its portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website (www.sec.gov). Additionally, the list of portfolio holdings is available by calling your relationship manager at (800) 266-9532.

The proxy voting procedures and policies of Capital Group Private Client Services Fund — which describe how we vote proxies relating to portfolio securities — are available upon request by calling your relationship manager at (800) 266-9532. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website or by calling your relationship manager.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Pablo R. González Guajardo, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

CGPCS

Registrant:

a) Audit Fees:
Audit	2020	170,000
	2021	160,000

b) Audit-Related Fees:
	2020	None
	2021	None

c) Tax Fees:
	2020	33,000
	2021	33,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	None
	2021	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2020	15,000
	2021	None

	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	8,000
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were, $57,000 for fiscal year 2020 and $35,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By __/s/ John S. Armour________________
John S. Armour, President and Principal Executive Officer

Date: December 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ John S. Armour_____________
John S. Armour, President and Principal Executive Officer

Date: December 31, 2021

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2021